UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _11/30/16_

Item 1. Schedule of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Templeton Emerging Markets Bond Fund	Warrants			Value
Warrants 0.0%
South Africa 0.0%
[a,b] Edcon Holdings Ltd., F wts., 2/20/49	84			$—
[a,b] Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			—
[a,b] Edcon Holdings Ltd., F2 wts., 2/20/49	121,748			—
Total Warrants (Cost $17,220)				—
	Principal Amount*
Foreign Government and Agency Securities 80.2%
Argentina 8.1%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	5,499,000		ARS	347,734
16.00%, 10/17/23	2,300,000		ARS	141,192
senior note, 15.50%, 10/17/26	11,448,000		ARS	700,181
				1,189,107
Brazil 13.8%
Letra Tesouro Nacional, Strip, 7/01/20	2,975	[c]	BRL	591,272
Nota Do Tesouro Nacional,
10.00%, 1/01/21	1,840	[c]	BRL	515,582
10.00%, 1/01/23	895	[c]	BRL	244,585
10.00%, 1/01/25	1,008	[c]	BRL	271,622
10.00%, 1/01/27	464	[c]	BRL	123,599
[d] Index Linked, 6.00%, 5/15/19	22	[c]	BRL	19,092
[d] Index Linked, 6.00%, 8/15/22	58	[c]	BRL	49,960
[d] Index Linked, 6.00%, 5/15/23	247	[c]	BRL	213,772
[d] Index Linked, 6.00%, 8/15/24	10	[c]	BRL	8,652
				2,038,136
Colombia 7.0%
Government of Colombia, senior bond,
7.75%, 4/14/21	58,000,000		COP	19,753
9.85%, 6/28/27	13,000,000		COP	4,947
Titulos de Tesoreria,
B, 7.75%, 9/18/30	1,394,800,000		COP	462,049
senior bond, B, 11.25%, 10/24/18	107,000,000		COP	37,626
senior bond, B, 11.00%, 7/24/20	59,000,000		COP	21,752
senior bond, B, 7.00%, 5/04/22	82,000,000		COP	26,851
senior bond, B, 10.00%, 7/24/24	337,000,000		COP	127,784
senior bond, B, 7.50%, 8/26/26	566,800,000		COP	187,297
senior bond, B, 6.00%, 4/28/28	428,400,000		COP	123,062
senior note, B, 7.00%, 9/11/19	65,000,000		COP	21,328
				1,032,449
Ethiopia 1.2%
[e] Ethiopia International Bond, 144A, 6.625%, 12/11/24	200,000			178,791

Ghana 7.2%
Ghana Treasury Note, 23.95%, 11/06/17	120,000		GHS	27,769
Government of Ghana,
23.00%, 2/13/17	30,000		GHS	6,881
25.48%, 4/24/17	10,000		GHS	2,314
24.44%, 5/29/17	90,000		GHS	20,796
26.00%, 6/05/17	10,000		GHS	2,329
25.40%, 7/31/17	30,000		GHS	6,978
23.00%, 8/21/17	111,000		GHS	25,460
23.47%, 5/21/18	90,000		GHS	20,814
24.50%, 10/22/18	885,000		GHS	212,073
24.50%, 4/22/19	190,000		GHS	46,705
24.50%, 5/27/19	170,000		GHS	41,729
24.50%, 6/21/21	580,000		GHS	151,407
24.75%, 7/19/21	100,000		GHS	26,186

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

senior note, 24.00%, 11/23/20	1,820,000		GHS	464,914
				1,056,355
Indonesia 8.0%
Government of Indonesia,
8.375%, 3/15/34	1,720,000,000		IDR	126,914
FR34, 12.80%, 6/15/21	48,000,000		IDR	4,164
FR35, 12.90%, 6/15/22	8,000,000		IDR	714
FR43, 10.25%, 7/15/22	24,000,000		IDR	1,944
senior bond, FR31, 11.00%, 11/15/20	777,000,000		IDR	63,123
senior bond, FR53, 8.25%, 7/15/21	88,000,000		IDR	6,581
senior bond, FR56, 8.375%, 9/15/26	955,000,000		IDR	71,876
senior bond, FR61, 7.00%, 5/15/22	48,000,000		IDR	3,409
senior bond, FR63, 5.625%, 5/15/23	18,000,000		IDR	1,172
senior bond, FR70, 8.375%, 3/15/24	11,874,000,000		IDR	889,290
senior note, FR69, 7.875%, 4/15/19	104,000,000		IDR	7,681
				1,176,868
Malaysia 3.0%
Government of Malaysia,
senior bond, 3.814%, 2/15/17	170,000		MYR	38,110
senior bond, 4.24%, 2/07/18	290,000		MYR	65,452
senior note, 3.394%, 3/15/17	30,000		MYR	6,720
senior note, 4.012%, 9/15/17	210,000		MYR	47,241
senior note, 3.314%, 10/31/17	1,260,000		MYR	281,787
senior note, 3.26%, 3/01/18	20,000		MYR	4,461
				443,771
Mexico 4.2%
Government of Mexico,
7.75%, 12/14/17	89,450	[f]	MXN	442,811
senior note, 8.50%, 12/13/18	3,700	[f]	MXN	18,672
senior note, M, 5.00%, 6/15/17	6,400	[f]	MXN	30,916
senior note, M, 5.00%, 12/11/19	27,400	[f]	MXN	127,300
				619,699
Montenegro 0.8%
[e] Government of Montenegro, 144A, 5.375%, 5/20/19	110,000		EUR	121,183

Philippines 1.6%
Government of the Philippines, senior note,
5.875%, 1/31/18	20,000		PHP	411
3.375%, 8/20/20	20,000		PHP	394
3-21, 2.875%, 5/22/17	210,000		PHP	4,231
5-72, 2.125%, 5/23/18	1,117,000		PHP	22,115
7-51, 5.00%, 8/18/18	850,000		PHP	17,400
7-56, 3.875%, 11/22/19	9,170,000		PHP	184,848
				229,399
Senegal 1.3%
[e] Government of Senegal, 144A, 6.25%, 7/30/24	200,000			199,584

Serbia 1.6%
Serbia Treasury Bond, 8.00%, 10/22/20	4,210,000		RSD	39,874
Serbia Treasury Note,
8.00%, 3/23/17	30,000		RSD	262
8.00%, 4/06/17	60,000		RSD	524
10.00%, 5/08/17	350,000		RSD	3,095
10.00%, 4/27/18	18,310,000		RSD	169,529
10.00%, 3/20/21	830,000		RSD	8,440
10.00%, 9/11/21	2,130,000		RSD	21,888
				243,612
South Africa 5.0%
Government of South Africa,
8.00%, 1/31/30	800,000		ZAR	50,769
7.00%, 2/28/31	120,000		ZAR	6,909

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)
8.25%, 3/31/32	410,000	ZAR	26,097
8.875%, 2/28/35	940,000	ZAR	62,130
9.00%, 1/31/40	500,000	ZAR	32,979
8.75%, 1/31/44	870,000	ZAR	55,739
8.75%, 2/28/48	480,000	ZAR	30,745
R186, 10.50%, 12/21/26	6,070,000	ZAR	472,264
			737,632
Sri Lanka 0.8%
Government of Sri Lanka,
10.60%, 7/01/19	1,260,000	LKR	8,268
10.60%, 9/15/19	290,000	LKR	1,903
A, 7.50%, 8/15/18	190,000	LKR	1,204
C, 8.50%, 4/01/18	15,500,000	LKR	100,809
			112,184
Ukraine 7.1%
[e] Government of Ukraine, 144A,
7.75%, 9/01/20	253,000		241,299
7.75%, 9/01/21	220,000		206,943
7.75%, 9/01/22	220,000		204,606
7.75%, 9/01/23	220,000		202,125
7.75%, 9/01/24	114,000		103,597
[a,g] VRI, GDP Linked Securities, 5/31/40	300,000		88,918
			1,047,488
Uruguay 4.1%
[h] Government of Uruguay,
Index Linked, 4.25%, 4/05/27	320,468	UYU	10,103
senior bond, Index Linked, 5.00%, 9/14/18	376,607	UYU	12,861
senior bond, Index Linked, 4.375%, 12/15/28	1,757,986	UYU	55,642
senior bond, Index Linked, 4.00%, 7/10/30	338,168	UYU	10,190
Uruguay Notas del Tesoro,
11.00%, 3/21/17	120,000	UYU	4,119
7, 13.25%, 4/08/18	750,000	UYU	25,654
[h] 10, Index Linked, 4.25%, 1/05/17	140,160	UYU	4,793
[h] 18, Index Linked, 2.25%, 8/23/17	12,754,560	UYU	428,891
Uruguay Treasury Bill, Strip,
4/03/17	70,000	UYU	2,300
5/19/17	1,510,000	UYU	48,744
			603,297
Zambia 5.4%
[e] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	460,000		435,634
[e] Government of Zambia International Bond, 144A,
5.375%, 9/20/22	210,000		180,332
8.50%, 4/14/24	200,000		188,681
			804,647
Total Foreign Government and Agency Securities (Cost $12,346,689)			11,834,202
Quasi-Sovereign and Corporate Bonds 5.6%
Costa Rica 4.0%
[b] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000		593,326

Poland 1.0%
[e,i] Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000	EUR	151,688

South Africa 0.6%
[e] Edcon Ltd.,
[j] senior secured note, 144A, 9.50%, 3/01/18	230,000	EUR	48,751
[i] senior secured note, 144A, PIK, 12.75%, 6/30/19	36,216	EUR	8,564
[i] super senior secured note, 144A, PIK, 8.00%, 6/30/19	34,614	EUR	25,028
			82,343
Total Quasi-Sovereign and Corporate Bonds (Cost $1,143,181)			827,357

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $13,507,090)				12,661,559

Short Term Investments 10.9%
Foreign Government and Agency Securities 1.3%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	59,000,000		COP	18,504
Malaysia 0.6%
[k] Bank of Negara Monetary Note, 4/20/17 - 9/19/17	370,000		MYR	81,507
[k] Malaysia Treasury Bill, 1/20/17	10,000		MYR	2,230
				83,737
Mexico 0.2%
[k] Mexico Treasury Bill, 1/19/17 - 11/09/17	75,750	[l]	MXN	35,304
Philippines 0.4%
[k] Philippine Treasury Bill, 1/18/17 - 9/27/17	2,650,000		PHP	52,794
Total Foreign Government and Agency Securities (Cost $204,535)				190,339
Total Investments before Money Market Funds (Cost $13,711,625)				12,851,898
	Shares
Money Market Funds (Cost $1,419,317) 9.6%
United States 9.6%
[a,m] Institutional Fiduciary Trust Money Market Portfolio	1,419,317			1,419,317
Total Investments (Cost $15,130,942) 96.7%				14,271,215
Other Assets, less Liabilities 3.3%				489,538
Net Assets 100.0%				$14,760,753

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Non-income producing.
[b]	See Note 6 regarding restricted securities.
[c]	Principal amount is stated in 1,000 Brazilian Real Units.
[d]	Redemption price at maturity is adjusted for inflation.
[e]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2016, the aggregate value of these securities was $2,585,724, representing 17.5% of net assets.
[f]	Principal amount is stated in 100 Mexican Peso Units.
[g]	The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[h]	Principal amount of security is adjusted for inflation.
[i]	Income may be received in additional securities and/or cash.
[j]	Defaulted security or security for which income has been deemed uncollectible.
[k]	The security was issued on a discount basis with no stated coupon rate.
[l]	Principal amount is stated in 10 Mexican Peso Units.
[m]	See Note 7 regarding investments in affiliated management investment companies.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date		Appreciation Depreciation
OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Sell	140,000	$99,635	12/12/16	$	- $	(3,687)
Ghana Cedi	BZWS	Buy	41,344	10,039	12/12/16		-	(633)
Australian Dollar	JPHQ	Sell	207,000	152,748	12/13/16		-	(16)
Australian Dollar	CITI	Sell	139,000	102,599	12/14/16		20	-
Australian Dollar	JPHQ	Sell	70,000	50,112	12/14/16		-	(1,547)
Malaysian Ringgit	JPHQ	Buy	431,250	104,634	1/05/17		-	(8,645)
Euro	CITI	Sell	281,000	316,599	1/09/17		18,105	-
Euro	DBAB	Sell	393,000	442,400	1/09/17		24,934	-
Japanese Yen	JPHQ	Sell	20,000,000	184,247	1/10/17		11,544	(2,622)
Euro	BZWS	Sell	100,000	108,051	1/17/17		1,785	-
Chilean Peso	DBAB	Buy	37,315,000	55,520	1/18/17		-	(535)
Indian Rupee	JPHQ	Buy	13,837,500	204,445	1/18/17		-	(3,747)
Euro	CITI	Sell	28,594	31,694	1/19/17		1,305	-
Euro	DBAB	Sell	128,180	141,479	1/23/17		5,228	-
Chilean Peso	MSCO	Buy	3,074,750	4,659	1/27/17		-	(132)
Euro	DBAB	Sell	275,220	301,914	1/30/17		9,268	-
Euro	BZWS	Sell	367,000	402,443	1/31/17		12,189	-
Philippine Peso	DBAB	Buy	2,407,100	48,645	1/31/17		-	(704)
Euro	DBAB	Sell	609,800	674,721	2/03/17		26,198	-
Chilean Peso	JPHQ	Buy	18,573,000	28,254	2/06/17		-	(927)
Chilean Peso	MSCO	Buy	27,649,000	42,033	2/06/17		-	(1,352)
Japanese Yen	JPHQ	Sell	20,400,000	176,270	2/08/17		-	(2,785)
Japanese Yen	SCNY	Sell	20,370,000	176,391	2/08/17		-	(2,400)
Japanese Yen	BZWS	Sell	20,370,000	176,631	2/09/17		-	(2,167)
Japanese Yen	JPHQ	Sell	20,420,000	176,637	2/09/17		-	(2,600)
Euro	DBAB	Sell	292,450	320,825	2/14/17		9,654	-
Euro	JPHQ	Sell	109,400	116,555	2/22/17		111	-
Indian Rupee	DBAB	Buy	53,060,000	772,568	2/23/17		-	(5,831)
Chilean Peso	DBAB	Buy	36,852,500	54,203	2/27/17		-	(56)
Chilean Peso	MSCO	Buy	3,074,750	4,536	2/27/17		-	(18)
Euro	BZWS	Sell	105,000	112,023	2/27/17		238	-
Mexican Peso	CITI	Buy	11,210,000	595,244	2/27/17		-	(56,627)
Mexican Peso	HSBK	Buy	15,380,000	819,480	2/27/17		-	(80,502)
Chilean Peso	CITI	Buy	18,742,000	27,409	2/28/17		126	-
South African Rand	HSBK	Sell	2,100,572	147,545	3/01/17		1,045	-
Mexican Peso	CITI	Buy	8,767,374	469,974	3/02/17		-	(48,890)
Australian Dollar	CITI	Sell	138,000	105,455	3/13/17		3,827	-
Australian Dollar	BOFA	Sell	763,000	582,512	3/29/17		20,810	-
Malaysian Ringgit	JPHQ	Buy	291,780	70,666	3/31/17		-	(6,193)
Japanese Yen	BZWS	Sell	46,442,500	419,523	4/03/17		10,870	-
Malaysian Ringgit	DBAB	Buy	389,000	97,304	4/03/17		-	(11,363)
Malaysian Ringgit	JPHQ	Buy	827,050	207,083	4/03/17		-	(24,366)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Malaysian Ringgit	JPHQ	Buy	16,110		4,102	4/05/17	-	(543)
Japanese Yen	JPHQ	Sell	10,000,000		97,889	4/07/17	9,880	-
Malaysian Ringgit	DBAB	Buy	151,500		38,369	4/07/17	-	(4,906)
Japanese Yen	HSBK	Sell	19,800,000	192,555		4/11/17	18,262	-
Malaysian Ringgit	JPHQ	Buy	239,000		61,046	4/11/17	-	(8,268)
Japanese Yen	BZWS	Sell	10,100,000		98,219	4/13/17	9,303	-
Japanese Yen	DBAB	Sell	9,900,000		96,333	4/13/17	9,177	-
Mexican Peso	JPHQ	Buy	6,083,000	319,477		5/30/17	-	(30,978)
Philippine Peso	DBAB	Buy	816,880		17,161	6/30/17	-	(1,068)
Philippine Peso	JPHQ	Buy	823,000		17,319	7/03/17	-	(1,109)
Malaysian Ringgit	HSBK	Buy	356,895		88,542	7/21/17	-	(10,210)
Malaysian Ringgit	DBAB	Buy	2,630,000	579,934		8/11/17	-	(3,459)
Japanese Yen	JPHQ	Sell	10,000,000		98,790	10/10/17	9,876	-
Total Forward Exchange Contracts							$213,755	$(328,886)
Net unrealized appreciation (depreciation)								$(115,131)

[a] May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

At November 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

				Notional Expiration		Unrealized	Unrealized
Description			Exchange	Amount	Date Appreciation Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%			LCH	$960,000	10/17/17	$1,506	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.018%			CME	520,000	8/22/23	-	(38,005)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%			LCH	440,000	1/22/25	4,119	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%			LCH	550,000	1/23/25	2,816	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%			LCH	320,000	1/27/25	1,582	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%			LCH	80,000	1/29/25	626	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%			LCH	70,000	1/30/25	533	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%			LCH	110,000	2/03/25	1,941	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.848%			CME	300,000	8/22/43	-	(87,171)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.849%			CME	300,000	12/23/43	-	(89,334)
Total Interest Rate Sw ap Contracts						$13,123	$(214,510)
Net unrealized appreciation (depreciation)							$(201,387)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

ABBREVIATIONS
Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	- Citigroup, Inc.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank & Co.
LCH	-	LCH Clearnet LLC
MSCO	- Morgan Stanley
SCNY	-	Standard Charted Bank

Currency

ARS	- Argentine Peso
BRL	- Brazilian Real
COP	- Colombian Peso
EUR	- Euro
GHS	- Ghanaian Cedi
IDR	- Indonesian Rupiah
LKR	-	Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
RSD	- Serbian Dinar
USD	-	United States Dollar
UYU	- Uruguayan Peso
ZAR	-	South African Rand

Selected Portfolio

BBA	- British Bankers Association
GDP	-	Gross Domestic Product
LIBOR	-	London Interbank Offered Rate
PIK	- Payment-In-Kind
VRI	-	Value Recovery Instrument

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Templeton Global Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 72.0%
Argentina 3.5%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	10,007,762,000		ARS	$632,848,577
16.00%, 10/17/23	2,716,539,000		ARS	166,762,219
senior note, 15.50%, 10/17/26	10,174,392,000		ARS	622,285,012
				1,421,895,808
Brazil 13.9%
Letra Tesouro Nacional, Strip,
1/01/18	615,590	[a]	BRL	160,903,050
1/01/19	1,080,650	[a]	BRL	254,414,859
7/01/19	904,450	[a]	BRL	201,729,223
1/01/20	5,601,680	[a]	BRL	1,178,952,575
7/01/20	2,105,392	[a]	BRL	418,440,285
Nota Do Tesouro Nacional,
10.00%, 1/01/21	4,010,310	[a]	BRL	1,123,719,343
10.00%, 1/01/23	4,065,977	[a]	BRL	1,111,145,904
10.00%, 1/01/25	2,111,646	[a]	BRL	569,017,935
10.00%, 1/01/27	995,630	[a]	BRL	265,212,221
[b]Index Linked, 6.00%, 5/15/17	4,429	[a]	BRL	3,845,167
[b]Index Linked, 6.00%, 8/15/24	178,172	[a]	BRL	154,155,860
[b]Index Linked, 6.00%, 8/15/50	133,230	[a]	BRL	115,778,278
senior note, 10.00%, 1/01/19	569,840	[a]	BRL	164,094,431
				5,721,409,131
Colombia 3.5%
Government of Colombia, senior bond,
7.75%, 4/14/21	45,050,000,000		COP	15,342,652
4.375%, 3/21/23	6,831,000,000		COP	1,927,389
9.85%, 6/28/27	10,884,000,000		COP	4,141,760
Titulos de Tesoreria,
B, 5.00%, 11/21/18	52,609,000,000		COP	16,675,427
B, 7.75%, 9/18/30	1,611,367,800,000		COP	533,789,754
senior bond, B, 11.25%, 10/24/18	96,940,000,000		COP	34,088,835
senior bond, B, 11.00%, 7/24/20	88,998,000,000		COP	32,811,462
senior bond, B, 7.00%, 5/04/22	116,701,000,000		COP	38,214,174
senior bond, B, 10.00%, 7/24/24	505,252,000,000		COP	191,581,706
senior bond, B, 7.50%, 8/26/26	1,072,334,700,000		COP	354,349,999
senior bond, B, 6.00%, 4/28/28	612,862,100,000		COP	176,050,890
senior note, B, 7.00%, 9/11/19	75,939,000,000		COP	24,917,006
				1,423,891,054
India 3.7%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000		INR	221,160,903
senior bond, 8.35%, 5/14/22	4,260,400,000		INR	67,798,842
senior bond, 9.15%, 11/14/24	11,998,000,000		INR	202,452,900
senior bond, 8.33%, 7/09/26	3,415,000,000		INR	55,935,306
senior bond, 8.15%, 11/24/26	2,301,000,000		INR	37,490,816
senior note, 7.28%, 6/03/19	561,300,000		INR	8,419,218
senior note, 8.12%, 12/10/20	733,000,000		INR	11,429,415
senior note, 7.80%, 4/11/21	13,570,400,000		INR	209,831,555
senior note, 7.16%, 5/20/23	4,378,700,000		INR	66,753,782
senior note, 8.83%, 11/25/23	37,754,900,000		INR	624,311,221
				1,505,583,958

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Indonesia 10.2%
Government of Indonesia,
6.125%, 5/15/28	102,713,000,000		IDR	6,404,166
8.375%, 3/15/34	2,917,910,000,000		IDR	215,304,117
FR28, 10.00%, 7/15/17	104,700,000,000		IDR	7,878,089
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	94,241
FR34, 12.80%, 6/15/21	1,603,246,000,000		IDR	139,074,536
FR35, 12.90%, 6/15/22	1,172,669,000,000		IDR	104,698,703
FR36, 11.50%, 9/15/19	437,062,000,000		IDR	35,177,503
FR43, 10.25%, 7/15/22	377,390,000,000		IDR	30,561,570
FR48, 9.00%, 9/15/18	483,192,000,000		IDR	36,393,490
FR52, 10.50%, 8/15/30	996,594,000,000		IDR	86,460,409
senior bond, 9.00%, 3/15/29	2,481,901,000,000		IDR	194,120,398
senior bond, 8.75%, 5/15/31	1,150,691,000,000		IDR	89,109,051
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000		IDR	88,575,780
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000		IDR	6,150,884
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000		IDR	56,250,386
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000		IDR	61,622,821
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000		IDR	78,504,472
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000		IDR	20,285,043
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000		IDR	527,621,789
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000		IDR	157,860,981
senior bond, FR53, 8.25%, 7/15/21	6,591,149,000,000		IDR	492,907,873
senior bond, FR56, 8.375%, 9/15/26	805,706,693		IDR	834,522,110
senior bond, FR59, 7.00%, 5/15/27	350,691,000,000		IDR	24,129,820
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000		IDR	43,674,495
senior bond, FR70, 8.375%, 3/15/24	767,406,477		IDR	751,756,134
senior note, FR66, 5.25%, 5/15/18	169,888,000,000		IDR	12,159,479
senior note, FR69, 7.875%, 4/15/19	1,109,624,000,000		IDR	81,957,827
				4,183,256,167
Malaysia 4.3%
Government of Malaysia,
senior bond, 4.24%, 2/07/18	780,224,000		MYR	176,093,726
senior note, 3.394%, 3/15/17	561,906,000		MYR	125,866,441
senior note, 4.012%, 9/15/17	3,711,240,000		MYR	834,862,800
senior note, 3.314%, 10/31/17	1,713,700,000		MYR	383,253,311
senior note, 3.26%, 3/01/18	1,140,000,000		MYR	254,299,642
				1,774,375,920
Mexico 14.0%
Government of Mexico,
7.75%, 12/14/17	557,967,175	[c]	MXN	2,762,148,930
senior note, 8.50%, 12/13/18	489,082,700	[c]	MXN	2,468,170,484
senior note, M, 5.00%, 12/11/19	91,061,900	[c]	MXN	423,071,128
[d] Mexican Udibonos, Index Linked,
3.50%, 12/14/17	12,066,198	[e]	MXN	59,612,092
4.00%, 6/13/19	7,548,829	[e]	MXN	37,787,966
2.50%, 12/10/20	6,044,016	[e]	MXN	28,916,652
				5,779,707,252
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	58,566,484

Philippines 1.8%
Government of the Philippines, senior note,
5.875%, 1/31/18	55,240,000		PHP	1,135,178
3.375%, 8/20/20	8,357,030,000		PHP	164,582,240
3-21, 2.875%, 5/22/17	2,845,760,000		PHP	57,326,526
5-72, 2.125%, 5/23/18	5,932,727,000		PHP	117,460,388
7-51, 5.00%, 8/18/18	1,392,270,000		PHP	28,500,709
7-56, 3.875%, 11/22/19	17,672,820,000		PHP	356,247,522
				725,252,563

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Poland 0.1%
[f] Government of Poland, FRN, 1.79%, 1/25/21	156,621,000	PLN	36,560,302

Portugal 0.9%
[g] Government of Portugal, 144A, 5.125%, 10/15/24	399,080,000		386,409,210

South Africa 0.3%
Government of South Africa,
8.00%, 1/31/30	599,520,000	ZAR	38,046,114
7.00%, 2/28/31	122,810,000	ZAR	7,071,537
8.25%, 3/31/32	420,090,000	ZAR	26,739,050
8.875%, 2/28/35	374,500,000	ZAR	24,753,018
R186, 10.50%, 12/21/26	495,890,000	ZAR	38,581,721
			135,191,440
South Korea 10.5%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,113,944
Korea Monetary Stabilization Bond, senior note,
1.56%, 10/02/17	86,417,300,000	KRW	73,337,212
1.49%, 2/02/18	227,421,200,000	KRW	192,740,013
1.25%, 8/02/18	175,114,000,000	KRW	147,595,343
1.33%, 10/02/18	1,163,000,000,000	KRW	980,803,839
Korea Treasury Bond, senior note,
1.50%, 6/10/19	883,046,600,000	KRW	746,175,613
2.75%, 9/10/19	2,465,000,000	KRW	2,147,958
1.25%, 12/10/19	230,726,000,000	KRW	193,305,173
2.00%, 3/10/21	1,456,387,020,000	KRW	1,241,419,199
1.375%, 9/10/21	859,779,700,000	KRW	713,420,605
			4,307,058,899
Sri Lanka 0.4%
Government of Sri Lanka,
10.60%, 9/15/19	4,535,590,000	LKR	29,757,069
8.00%, 11/01/19	557,250,000	LKR	3,409,624
11.20%, 7/01/22	1,288,300,000	LKR	8,277,999
A, 8.00%, 11/15/18	4,309,040,000	LKR	27,321,255
A, 9.00%, 5/01/21	9,860,040,000	LKR	59,502,723
A, 11.00%, 8/01/21	4,736,920,000	LKR	30,486,875
			158,755,545
[h] Supranational 0.3%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	2,473,000,000	MXN	121,842,641

Ukraine 4.5%
[g] Government of Ukraine, 144A,
7.75%, 9/01/20	20,892,000		19,925,745
7.75%, 9/01/21	202,862,000		190,822,140
7.75%, 9/01/22	314,572,000		292,559,824
7.75%, 9/01/23	255,352,000		234,604,650
7.75%, 9/01/24	302,572,000		274,962,305
7.75%, 9/01/25	302,382,000		272,164,967
7.75%, 9/01/26	245,912,000		220,706,020
7.75%, 9/01/27	173,772,000		154,657,080
[i,j] VRI, GDP Linked Securities, 5/31/40	650,958,000		192,940,698
			1,853,343,429
Total Foreign Government and Agency Securities (Cost $31,411,699,639)			29,593,099,803

Templeton Income Trust
Statement of Investments, November 30, 2016 (unaudited) (continued)

Quasi-Sovereign and Corporate Bonds 1.1%
India 1.1%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000		INR	370,672,677
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000		INR	52,478,154
8.29%, 11/28/24	3,050,000,000		INR	47,912,034
				471,062,865
South Korea 0.0%†
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	14,090,000		EUR	15,092,957
Total Quasi-Sovereign and Corporate Bonds (Cost $505,197,879)				486,155,822
Total Investments before Short Term Investments (Cost $31,916,897,518)				30,079,255,625

Short Term Investments 19.2%
Foreign Government and Agency Securities 2.6%
Colombia 0.0%†
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	89,956,000,000		COP	28,209,698
Malaysia 0.1%
[k] Bank of Negara Monetary Note, 6/22/17 - 9/19/17	237,390,000		MYR	52,191,535
Mexico 1.5%
[k] Mexico Treasury Bill, 1/19/17 - 11/09/17	1,317,699,430	[l]	MXN	612,946,677
Philippines 1.0%
[k] Philippine Treasury Bill, 12/07/16 - 9/27/17	20,293,410,000		PHP	404,436,984
Total Foreign Government and Agency Securities (Cost $1,192,909,830)				1,097,784,894
U.S. Government and Agency Securities 1.3%
United States 1.3%
[k] FHLB, 12/01/16 - 12/07/16	541,090,000			541,080,500
Total U.S. Government and Agency Securities (Cost $541,072,755)				541,080,500
Total Investments before Money Market Funds (Cost $33,650,880,102)				31,718,121,019
	Shares
Money Market Funds (Cost $6,289,885,000) 15.3%
United States 15.3%
[i,m] Institutional Fiduciary Trust Money Market Portfolio	6,289,885,000			6,289,885,000
Total Investments (Cost $39,940,765,103) 92.3%				38,008,006,019
Other Assets, less Liabilities 7.7%				3,191,160,438
Net Assets 100.0%				$41,199,166,457

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Principal amount is stated in 100 Mexican Peso Units.
d Principal amount of security is adjusted for inflation.
e Principal amount is stated in 100 Unidad de Inversion Units.
f The coupon rate shown represents the rate at period end.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2016, the
aggregate value of these securities was $2,239,752,639, representing 5.4% of net assets.
h A supranational organization is an entity formed by two or more central governments through international treaties.
i Non-income producing.
j The principal represents the notional amount. See Note 3 regarding value recovery instruments.
k The security is traded on a discount basis with no stated coupon rate.
l Principal amount is stated in 10 Mexican Peso Units.
m See Note 7 regarding investments in affiliated management investment companies.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlem ent	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Euro	GSCO	Buy	203,544,000	215,756,640		12/02/16	$-	$(14,302.00)
Euro	GSCO	Sell	203,544,000	218,229,700		12/02/16	2,487,362	-
South Korean Won	HSBK	Buy	331,089,764,000	283,345,968		12/02/16	-	(2,175,810)
South Korean Won	HSBK	Sell	331,089,764,000	279,400,645		12/02/16	-	(1,769,513)
Euro	BZWS	Sell	154,764,200	170,935,512		12/05/16	6,866,197	-
Chilean Peso	DBAB	Buy	21,710,940,000	31,692,490		12/06/16	410,181	-
Chilean Peso	DBAB	Sell	21,710,940,000	32,164,356		12/06/16	61,685	-
Euro	BZWS	Sell	15,764,200	17,514,831		12/07/16	800,769	-
Japanese Yen	HSBK	Sell	42,738,600,000	399,799,813		12/09/16	25,866,300	-
Mexican Peso	CITI	Buy	4,405,422,288	205,247,200	EUR	12/09/16	-	(3,881,113)
Australian Dollar	JPHQ	Sell	292,898,937	208,450,022		12/12/16	-	(7,713,166)
Chilean Peso	DBAB	Buy	32,485,498,000	48,755,062		12/12/16	-	(742,136)
Chilean Peso	MSCO	Buy	51,502,385,500	78,810,077		12/12/16	-	(2,690,566)
Japanese Yen	CITI	Sell	12,207,090,000	114,994,701		12/12/16	8,169,097	-
Australian Dollar	JPHQ	Sell	432,139,707	318,882,372		12/13/16	-	(33,762)
Euro	DBAB	Sell	129,470,000	145,708,127		12/13/16	8,386,537	-
Euro	GSCO	Sell	104,415,800	117,478,217		12/13/16	6,730,215	-
Japanese Yen	DBAB	Sell	12,553,300,000	118,653,472		12/13/16	8,790,630	-
Japanese Yen	HSBK	Sell	37,908,340,000	357,963,551		12/13/16	26,200,750	-
Mexican Peso	CITI	Buy	3,320,321,225	189,931,115		12/13/16	-	(28,903,215)
Mexican Peso	CITI	Sell	3,320,321,225	179,924,197		12/13/16	18,896,297	-
Mexican Peso	HSBK	Buy	4,253,323,520	200,496,244	EUR	12/13/16	-	(6,378,804)
Australian Dollar	CITI	Sell	291,266,786	214,989,840		12/14/16	42,706	-
Australian Dollar	JPHQ	Sell	145,591,540	104,226,071		12/14/16	-	(3,216,609)
Euro	MSCO	Sell	44,121,607	48,979,396		12/14/16	2,179,207	-
Euro	BOFA	Sell	177,095,041	199,770,290		12/15/16	11,912,461	-
Euro	MSCO	Sell	144,241,714	162,569,067		12/15/16	9,561,195	-
Malaysian Ringgit	HSBK	Buy	706,409,846	168,325,076		12/15/16	-	(10,556,266)
Malaysian Ringgit	HSBK	Buy	706,409,846	19,496,558,548	JPY	12/15/16	-	(12,882,766)
Malaysian Ringgit	HSBK	Sell	706,409,846	179,519,656		12/15/16	21,750,846	-
Mexican Peso	CITI	Buy	194,151,000	10,886,260		12/15/16	-	(1,472,741)
Mexican Peso	CITI	Sell	194,151,000	10,498,508		12/15/16	1,084,989	-
South Korean Won	CITI	Sell	801,396,000,000	681,923,077		12/15/16	1,365,227	-
Australian Dollar	CITI	Sell	121,932,400	89,536,607		12/16/16	-	(441,441)
Euro	MSCO	Sell	231,893,680	261,274,609		12/16/16	15,272,730	-
Japanese Yen	HSBK	Sell	24,745,070,000	235,085,218		12/16/16	18,479,086	-
Euro	BZWS	Sell	186,465,000	200,115,730		12/19/16	2,269,997	-
Euro	CITI	Buy	149,674,000	163,784,516		12/19/16	-	(4,975,291)
Euro	CITI	Sell	149,674,000	166,325,233		12/19/16	7,516,007	-
Mexican Peso	CITI	Buy	779,452,510	44,326,112		12/19/16	-	(6,552,826)
Mexican Peso	CITI	Sell	779,452,510	42,130,974		12/19/16	4,357,688	-
Australian Dollar	CITI	Sell	245,796,300	180,367,783		12/20/16	-	(994,219)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Euro	MSCO	Sell	94,240,000	105,707,594		12/23/16	5,691,215	-
Euro	GSCO	Sell	238,741,817	268,751,663		12/27/16	15,314,172	-
Euro	BZWS	Sell	69,060,000	77,674,544		12/29/16	4,354,586	-
Euro	JPHQ	Sell	119,381,305	134,312,325		12/29/16	7,566,998	-
Euro	GSCO	Sell	305,100,791	343,348,226		12/30/16	19,407,461	-
Euro	JPHQ	Sell	65,175,000	73,373,363		1/09/17	4,140,829	-
Japanese Yen	DBAB	Buy	10,434,667,000	102,539,413		1/10/17	-	(11,066,150)
Japanese Yen	DBAB	Sell	10,434,667,000	103,490,801		1/10/17	12,017,538	-
Japanese Yen	GSCO	Sell	6,380,360,000	54,460,378		1/10/17	-	(1,471,675)
Japanese Yen	JPHQ	Sell	39,126,500,000	360,446,760		1/10/17	22,582,840	(5,130,122)
Malaysian Ringgit	HSBK	Buy	1,087,896,430	26,637,252,887	JPY	1/10/17	8,471,763	-
Chilean Peso	JPHQ	Buy	18,232,450,000	27,145,760		1/11/17	-	(263,004)
Euro	BZWS	Sell	121,560,662	133,817,624		1/11/17	4,676,773	-
Euro	GSCO	Sell	102,935,000	115,506,452		1/11/17	6,152,708	-
Euro	SCNY	Sell	226,537,356	254,627,988		1/11/17	13,964,386	-
Euro	UBSW	Sell	23,478,000	25,832,843		1/11/17	890,820	-
Japanese Yen	BZWS	Sell	35,594,850,000	356,415,404		1/11/17	44,366,614	-
Chilean Peso	DBAB	Buy	26,652,370,250	39,628,831		1/12/17	-	(334,817)
Euro	BOFA	Sell	131,886,000	147,637,145		1/12/17	7,520,419	-
Euro	CITI	Buy	20,200,000	22,182,226		1/13/17	-	(720,564)
Euro	CITI	Sell	29,000,000	31,967,425		1/13/17	1,156,128	-
Euro	JPHQ	Sell	34,536,000	38,405,759		1/13/17	1,712,691	-
Euro	SCNY	Sell	49,935,936	54,939,517		1/13/17	1,884,656	-
Japanese Yen	BZWS	Buy	22,053,780,000	221,726,253		1/13/17	-	(28,370,145)
Japanese Yen	BZWS	Sell	22,053,780,000	216,754,481		1/13/17	23,398,373	-
Malaysian Ringgit	DBAB	Buy	1,263,085,810	283,705,624	EUR	1/13/17	-	(20,592,025)
Malaysian Ringgit	HSBK	Buy	848,970,202	182,460,444	EUR	1/13/17	-	(5,097,336)
Chilean Peso	DBAB	Buy	26,652,370,250	39,590,568		1/17/17	-	(313,829)
Euro	JPHQ	Sell	136,882,589	149,393,658		1/17/17	3,933,851	-
Japanese Yen	CITI	Sell	3,332,090,000	28,614,894		1/17/17	-	(604,461)
Japanese Yen	SCNY	Sell	3,331,470,000	28,523,104		1/17/17	-	(690,815)
Malaysian Ringgit	HSBK	Buy	702,989,000	18,155,393,914	JPY	1/17/17	-	(2,989,751)
Mexican Peso	CITI	Buy	3,236,237,700	155,929,524	EUR	1/17/17	-	(9,435,447)
Mexican Peso	MSCO	Buy	5,314,781,020	264,361,069	EUR	1/17/17	-	(24,297,006)
Chilean Peso	DBAB	Buy	33,653,465,000	50,072,110		1/18/17	-	(482,444)
Chilean Peso	GSCO	Buy	13,842,935,000	20,504,710		1/18/17	-	(106,617)
Euro	GSCO	Sell	127,555,000	141,213,589		1/18/17	5,659,386	-
Indian Rupee	JPHQ	Buy	41,308,437,210	562,268,788	EUR	1/18/17	1,606,720	-
Euro	GSCO	Sell	290,369,000	321,163,559		1/19/17	12,570,285	-
Japanese Yen	HSBK	Sell	12,607,090,000	120,227,828		1/19/17	9,665,214	-
Japanese Yen	JPHQ	Sell	19,676,275,000	169,954,912		1/19/17	-	(2,603,577)
Japanese Yen	SCNY	Sell	10,082,050,000	96,241,797		1/19/17	7,823,470	-
Chilean Peso	DBAB	Buy	24,197,532,000	35,782,991		1/20/17	-	(133,272)
Malaysian Ringgit	HSBK	Buy	200,000,000	4,979,180,000	JPY	1/20/17	756,416	-
Malaysian Ringgit	JPHQ	Buy	1,232,791,836	264,547,604	EUR	1/20/17	-	(7,329,590)
Euro	DBAB	Sell	68,506,971	75,461,799		1/23/17	2,641,273	-
Japanese Yen	DBAB	Sell	25,032,090,000	216,868,876		1/23/17	-	(2,699,420)
Japanese Yen	HSBK	Sell	10,034,848,500	87,106,170		1/23/17	-	(914,231)
Chilean Peso	DBAB	Buy	24,799,219,750	36,843,292		1/24/17	-	(319,961)
Chilean Peso	JPHQ	Buy	34,761,320,000	51,747,406		1/24/17	-	(552,280)
Chilean Peso	MSCO	Buy	51,576,526,600	78,158,095		1/27/17	-	(2,218,203)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Euro	BZWS	Sell	270,495,419	295,564,502		1/27/17	7,982,431	-
Euro	GSCO	Sell	53,052,700	58,219,502		1/27/17	1,815,570	-
Indian Rupee	DBAB	Buy	900,181,000	13,297,069		1/27/17	-	(253,356)
Japanese Yen	GSCO	Sell	15,371,620,000	131,221,546		1/27/17	-	(3,634,757)
Japanese Yen	JPHQ	Sell	7,902,175,000	67,459,813		1/27/17	-	(1,866,524)
Chilean Peso	DBAB	Buy	59,873,765,000	89,051,484		1/30/17	-	(916,308)
Chilean Peso	DBAB	Buy	89,810,648,000	134,645,789		1/31/17	-	(2,451,813)
Euro	BOFA	Sell	201,853,922	221,413,567		1/31/17	6,769,727	-
Euro	BZWS	Sell	158,013,727	173,281,329		1/31/17	5,255,497	-
Euro	GSCO	Sell	249,485,947	273,464,041		1/31/17	8,170,104	-
Indian Rupee	HSBK	Buy	22,984,769,550	310,640,676	EUR	1/31/17	2,589,770	-
Japanese Yen	HSBK	Sell	17,605,035,074	150,341,888		1/31/17	-	(4,134,122)
Euro	JPHQ	Sell	236,418,000	259,452,206		2/01/17	8,043,256	-
Euro	BOFA	Sell	119,224,000	132,057,271		2/03/17	5,262,367	-
Euro	MSCO	Sell	8,856,901	9,824,163		2/03/17	404,836	-
Chilean Peso	JPHQ	Buy	32,660,995,000	49,685,096		2/06/17	-	(1,629,935)
Chilean Peso	MSCO	Buy	66,486,890,000	101,074,628		2/06/17	-	(3,250,350)
Japanese Yen	MSCO	Sell	1,969,700,000	19,594,618		2/06/17	2,307,476	-
Japanese Yen	SCNY	Sell	12,949,800,000	125,949,376		2/07/17	12,290,677	-
Malaysian Ringgit	HSBK	Buy	773,020,438	168,080,807	EUR	2/07/17	-	(7,402,986)
Euro	BZWS	Sell	202,258,000	229,183,596		2/08/17	14,034,943	-
Euro	JPHQ	Sell	117,193,824	130,785,377		2/08/17	6,122,356	-
Malaysian Ringgit	HSBK	Buy	518,518,000	12,802,209,420	JPY	2/08/17	2,581,907	-
Chilean Peso	DBAB	Buy	35,759,440,000	54,189,180		2/09/17	-	(1,585,665)
Euro	GSCO	Sell	127,740,000	144,192,912		2/09/17	8,305,634	-
Japanese Yen	CITI	Sell	12,481,439,000	108,251,856		2/09/17	-	(1,304,424)
Japanese Yen	CITI	Sell	8,636,095,000	84,859,780		2/10/17	9,053,265	-
Malaysian Ringgit	DBAB	Buy	854,674,602	186,903,998	EUR	2/10/17	-	(9,389,892)
Euro	BOFA	Sell	28,000,000	31,846,080		2/13/17	2,055,032	-
Euro	BZWS	Sell	150,959,000	172,983,918		2/13/17	12,368,673	-
Euro	GSCO	Sell	171,944,000	195,775,438		2/13/17	12,832,867	-
Euro	BZWS	Sell	78,607,000	86,870,011		2/14/17	3,231,182	-
Euro	JPHQ	Sell	397,030,123	437,693,948		2/14/17	15,248,942	-
Euro	SCNY	Sell	106,299,000	116,721,339		2/14/17	3,617,877	-
Euro	UBSW	Sell	96,724,000	106,176,353		2/14/17	3,260,810	-
Chilean Peso	MSCO	Buy	30,698,485,500	46,337,337		2/15/17	-	(1,196,676)
Australian Dollar	JPHQ	Sell	897,312,000	674,186,398		2/16/17	12,999,880	-
Euro	GSCO	Sell	74,206,000	84,622,296		2/16/17	5,659,288	-
Euro	SCNY	Sell	140,680,000	160,295,012		2/16/17	10,596,660	-
Japanese Yen	CITI	Sell	56,324,900,000	506,960,963		2/16/17	12,435,608	-
Japanese Yen	GSCO	Sell	26,707,620,290	239,283,448		2/16/17	4,793,987	-
Japanese Yen	HSBK	Sell	10,857,850,000	96,372,875		2/16/17	1,042,353	-
Chilean Peso	DBAB	Buy	60,976,549,750	90,335,629		2/17/17	-	(684,426)
Euro	MSCO	Sell	245,086,718	264,032,068		2/17/17	3,222,567	-
Euro	UBSW	Sell	180,000,000	194,220,000		2/17/17	2,672,654	-
Malaysian Ringgit	JPHQ	Buy	903,500,000	22,229,985,050	JPY	2/17/17	4,978,645	-
Chilean Peso	JPHQ	Buy	33,837,395,187	49,720,660		2/21/17	15,798	-
Euro	DBAB	Sell	43,205,539	46,543,599		2/21/17	558,307	-
Euro	JPHQ	Sell	142,058,430	152,775,318		2/21/17	1,577,148	-
Euro	UBSW	Sell	59,525,000	64,160,807		2/21/17	806,094	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Chilean Peso	JPHQ	Buy	34,243,454,813	50,395,077		2/22/17	-	(65,107)
Euro	BZWS	Sell	324,006,000	363,972,140		2/22/17	19,105,208	-
Euro	JPHQ	Sell	207,184,000	220,733,834		2/22/17	210,416	-
Chilean Peso	CITI	Buy	53,031,580,000	78,119,732		2/23/17	-	(180,731)
Euro	JPHQ	Sell	204,801,000	218,768,428		2/23/17	771,914	-
Euro	MSCO	Sell	158,886,676	169,293,753		2/23/17	169,865	-
Euro	UBSW	Sell	58,343,508	62,312,325		2/23/17	209,692	-
Malaysian Ringgit	HSBK	Buy	1,270,275,000	31,633,150,215	JPY	2/23/17	3,484,717	-
Malaysian Ringgit	HSBK	Buy	1,287,946,288	31,802,098,531	JPY	2/24/17	5,882,495	-
Chilean Peso	DBAB	Buy	33,736,660,000	49,620,032		2/27/17	-	(51,386)
Chilean Peso	MSCO	Buy	51,576,526,600	76,082,795		2/27/17	-	(302,365)
Euro	BOFA	Sell	449,846,411	479,540,773		2/27/17	626,645	-
Euro	BZWS	Sell	256,264,053	273,404,530		2/27/17	581,468	-
Euro	DBAB	Sell	277,024,466	295,614,193		2/27/17	689,242	-
Euro	GSCO	Sell	202,057,000	215,368,515		2/27/17	255,202	-
Euro	SCNY	Sell	211,027,544	225,031,331		2/27/17	367,825	-
Japanese Yen	BZWS	Sell	9,408,100,000	85,087,275		2/27/17	2,450,827	-
Japanese Yen	HSBK	Sell	15,261,456,000	137,811,338		2/27/17	3,761,687	-
Chilean Peso	CITI	Buy	29,155,220,000	42,637,681		2/28/17	196,698	-
Chilean Peso	DBAB	Buy	55,910,289,800	81,758,119		2/28/17	384,377	-
Euro	BOFA	Sell	143,335,694	159,830,766		2/28/17	7,226,483	-
Euro	SCNY	Sell	236,418,000	251,131,474		2/28/17	-	(574,143)
Indian Rupee	CITI	Buy	3,154,839,000	42,928,820	EUR	2/28/17	-	(139,150)
Indian Rupee	DBAB	Buy	37,183,634,938	505,545,569	EUR	2/28/17	-	(1,189,632)
Japanese Yen	BZWS	Sell	29,025,800,000	286,258,962		2/28/17	31,299,915	-
Japanese Yen	JPHQ	Sell	6,909,339,000	68,146,158		2/28/17	7,455,377	-
Malaysian Ringgit	JPHQ	Buy	227,033,719	5,614,543,881	JPY	2/28/17	939,035	-
Japanese Yen	BZWS	Sell	42,387,239,840	379,355,080		3/01/17	7,011,818	-
Euro	GSCO	Sell	203,544,000	216,735,687		3/02/17	8,110	-
Japanese Yen	JPHQ	Sell	12,728,600,000	114,184,474		3/03/17	2,360,925	-
Chilean Peso	DBAB	Buy	21,710,940,000	31,951,347		3/06/17	-	(68,021)
Japanese Yen	HSBK	Sell	9,813,450,000	87,386,020		3/06/17	1,159,520	-
Japanese Yen	BZWS	Sell	35,663,421,500	354,558,276		3/09/17	41,151,436	-
Japanese Yen	MSCO	Sell	6,405,061,130	63,513,289		3/09/17	7,226,206	-
Australian Dollar	CITI	Sell	289,369,125	221,127,205		3/13/17	8,024,294	-
Malaysian Ringgit	HSBK	Buy	1,647,416,638	40,604,536,833	JPY	3/15/17	7,420,416	-
Australian Dollar	JPHQ	Sell	615,570,000	448,750,530		3/17/17	-	(4,538,985)
South Korean Won	CITI	Sell	1,068,305,000,000	975,220,229		3/20/17	68,064,833	-
South Korean Won	HSBK	Sell	587,137,805,000	537,819,735		3/20/17	39,249,357	-
Japanese Yen	BZWS	Sell	36,791,550,000	361,694,357		3/21/17	38,175,695	-
Japanese Yen	CITI	Sell	25,386,870,000	251,367,592		3/23/17	28,110,777	-
Japanese Yen	DBAB	Sell	6,258,238,000	61,987,302		3/23/17	6,951,203	-
Japanese Yen	MSCO	Sell	12,384,230,000	122,642,853		3/23/17	13,733,651	-
Malaysian Ringgit	HSBK	Buy	167,392,229	4,212,810,439	JPY	3/23/17	-	(43,253)
Japanese Yen	BZWS	Sell	17,003,283,330	168,365,176		3/24/17	18,827,538	-
Japanese Yen	JPHQ	Sell	8,250,436,116	74,952,180		3/24/17	2,392,621	-
South Korean Won	HSBK	Sell	536,470,000,000	479,140,803		3/27/17	23,573,227	-
Malaysian Ringgit	HSBK	Buy	957,079,700	23,217,413,610	JPY	3/28/17	7,287,839	-
South Korean Won	HSBK	Sell	539,018,000,000	486,544,207		3/28/17	28,809,729	-
Japanese Yen	JPHQ	Sell	2,117,676,000	18,908,497		3/31/17	277,659	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Malaysian Ringgit	HSBK	Buy	1,546,040,875	330,047,366	EUR	4/04/17	-	(10,463,601)
Japanese Yen	JPHQ	Sell	19,563,250,000	191,502,743		4/07/17	19,328,148	-
Malaysian Ringgit	HSBK	Buy	848,970,202	181,640,643	EUR	4/07/17	-	(6,237,546)
Philippine Peso	HSBK	Buy	2,511,000,000	53,516,624		4/07/17	-	(3,787,013)
Philippine Peso	HSBK	Sell	2,511,000,000	53,539,446		4/07/17	3,809,835	-
Japanese Yen	HSBK	Sell	38,917,825,000	378,476,818		4/11/17	35,894,190	-
Malaysian Ringgit	HSBK	Buy	595,092,417	14,594,998,590	JPY	4/11/17	2,935,808	-
Japanese Yen	BZWS	Sell	19,705,372,000	191,628,711		4/13/17	18,150,165	-
Japanese Yen	CITI	Sell	6,890,100,000	64,756,579		4/13/17	4,098,778	-
Japanese Yen	DBAB	Sell	19,434,250,000	189,106,151		4/13/17	18,014,458	-
Japanese Yen	BOFA	Sell	2,679,000,000	24,910,896		4/18/17	1,319,982	-
Malaysian Ringgit	HSBK	Buy	456,494,923	11,110,538,624	JPY	4/18/17	2,927,045	-
Mexican Peso	CITI	Buy	3,422,907,160	164,331,456	EUR	4/18/17	-	(12,084,315)
Mexican Peso	DBAB	Buy	3,204,884,515	149,133,761	EUR	4/18/17	-	(6,265,742)
Australian Dollar	BOFA	Sell	626,000,000	477,925,960		4/20/17	17,307,306	-
Australian Dollar	JPHQ	Sell	388,000,000	295,739,420		4/20/17	10,244,152	-
Japanese Yen	BZWS	Sell	9,218,756,500	89,404,016		4/24/17	8,199,992	-
Mexican Peso	CITI	Buy	2,307,343,100	110,639,739	EUR	4/24/17	-	(8,131,611)
Australian Dollar	JPHQ	Sell	248,603,352	187,831,020		4/28/17	4,938,344	-
South Korean Won	HSBK	Sell	240,632,360,000	210,131,738		5/02/17	5,737,288	-
Mexican Peso	CITI	Buy	3,716,745,430	171,394,460	EUR	5/03/17	-	(6,117,306)
Mexican Peso	CITI	Buy	2,084,698,000	93,989,289	EUR	5/04/17	-	(1,159,455)
Japanese Yen	BOFA	Sell	6,474,170,000	63,222,773		5/08/17	6,153,789	-
Japanese Yen	BZWS	Sell	6,464,800,000	63,128,435		5/08/17	6,142,047	-
Malaysian Ringgit	DBAB	Buy	427,337,301	91,175,016	EUR	5/11/17	-	(3,218,064)
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	100,949,058		5/15/17	-	(1,959,498)
Japanese Yen	GSCO	Sell	16,608,958,000	160,310,390		5/15/17	13,852,112	-
Japanese Yen	HSBK	Sell	6,367,072,000	61,464,157		5/15/17	5,319,129	-
Japanese Yen	SCNY	Sell	12,414,879,000	120,381,452		5/15/17	10,906,686	-
Japanese Yen	MSCO	Sell	3,400,000,000	31,624,377		5/16/17	1,641,543	-
Japanese Yen	SCNY	Sell	9,153,053,700	85,255,716		5/16/17	4,539,691	-
South Korean Won	CITI	Sell	463,709,000,000	403,295,356		5/16/17	9,380,385	-
South Korean Won	HSBK	Sell	243,223,000,000	207,962,892		5/17/17	1,346,585	-
Japanese Yen	BOFA	Sell	42,218,712,250	393,757,809		5/18/17	21,414,821	-
Japanese Yen	CITI	Sell	70,512,973,500	654,780,821		5/18/17	32,899,910	-
South Korean Won	HSBK	Sell	481,624,500,000	411,539,349		5/18/17	2,399,748	-
Japanese Yen	BOFA	Sell	42,084,293,750	390,936,310		5/19/17	19,759,818	-
Japanese Yen	HSBK	Sell	42,232,203,900	392,310,301		5/19/17	19,829,266	-
Japanese Yen	BOFA	Sell	42,198,117,500	390,522,986		5/22/17	18,285,446	-
Japanese Yen	JPHQ	Sell	9,694,306,000	90,002,934		5/22/17	4,487,635	-
Malaysian Ringgit	HSBK	Buy	36,030,800	944,403,298	JPY	5/23/17	-	(393,895)
Japanese Yen	BOFA	Sell	12,841,448,000	116,770,160		5/25/17	3,475,935	-
Japanese Yen	HSBK	Sell	2,816,138,000	25,692,346		5/25/17	846,847	-
Mexican Peso	HSBK	Buy	531,511,160	27,810,337		5/26/17	-	(2,588,079)
Mexican Peso	HSBK	Sell	531,511,160	28,522,963		5/26/17	3,300,706	-
South Korean Won	HSBK	Sell	331,089,764,000	283,345,968		6/02/17	2,045,006	-
Japanese Yen	CITI	Sell	28,538,800,000	270,345,951		6/08/17	18,367,594	-
Japanese Yen	CITI	Sell	4,208,470,000	40,365,532		6/16/17	3,190,810	-
Japanese Yen	DBAB	Sell	24,707,170,000	236,574,873		6/19/17	18,291,826	-
Japanese Yen	CITI	Sell	19,533,646,000	190,316,853		6/20/17	17,731,147	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Japanese Yen	DBAB	Sell	24,749,910,000	240,477,167		6/22/17	21,779,500	-
Mexican Peso	CITI	Buy	2,168,516,800	97,714,246	EUR	6/29/17	-	(2,278,542)
Japanese Yen	BZWS	Sell	11,637,164,000	115,395,395		6/30/17	12,519,459	-
Japanese Yen	JPHQ	Sell	14,336,430,000	140,113,663		7/14/17	13,275,168	-
Mexican Peso	CITI	Buy	2,005,292,700	93,599,576	EUR	7/14/17	-	(5,864,518)
Mexican Peso	DBAB	Buy	3,204,884,515	149,795,958	EUR	7/17/17	-	(9,682,750)
Mexican Peso	CITI	Buy	3,867,049,000	179,879,511	EUR	7/18/17	-	(10,791,398)
Mexican Peso	JPHQ	Buy	4,117,023,741	191,900,053	EUR	7/18/17	-	(11,910,144)
Mexican Peso	CITI	Buy	2,099,231,755	97,173,847	EUR	7/19/17	-	(5,369,745)
Japanese Yen	CITI	Sell	14,729,205,625	141,070,833		7/25/17	10,676,292	-
Japanese Yen	BZWS	Sell	13,069,570,000	125,832,888		7/31/17	10,091,486	-
Japanese Yen	DBAB	Sell	13,902,366,365	133,916,103		7/31/17	10,799,630	-
Mexican Peso	CITI	Buy	758,072,000	33,675,249	EUR	8/04/17	-	(533,822)
Japanese Yen	DBAB	Sell	9,637,940,000	97,589,510		8/18/17	12,150,930	-
Japanese Yen	HSBK	Sell	19,192,069,750	194,645,738		8/22/17	24,473,002	-
Japanese Yen	JPHQ	Sell	4,331,618,000	43,934,113		8/22/17	5,526,412	-
Japanese Yen	BZWS	Sell	4,322,430,000	43,761,915		8/24/17	5,431,341	-
Japanese Yen	DBAB	Sell	4,271,575,000	43,309,963		8/24/17	5,430,362	-
Japanese Yen	JPHQ	Sell	8,617,736,000	87,230,670		8/28/17	10,792,766	-
Japanese Yen	DBAB	Sell	8,644,374,000	87,723,183		8/30/17	11,040,379	-
Japanese Yen	JPHQ	Sell	10,357,462,000	104,896,314		8/30/17	13,016,991	-
Japanese Yen	HSBK	Sell	14,893,097,250	147,895,703		9/01/17	15,766,649	-
Japanese Yen	CITI	Sell	8,267,822,900	81,784,731		9/19/17	8,359,645	-
Japanese Yen	JPHQ	Sell	19,563,250,000	193,265,004		10/10/17	19,321,503	-
Mexican Peso	CITI	Buy	2,307,350,000	106,806,307	EUR	10/23/17	-	(8,074,193)
Japanese Yen	CITI	Sell	9,190,446,650	89,552,810		11/09/17	7,698,977	-
Japanese Yen	CITI	Sell	24,889,202,000	242,636,842		11/14/17	20,900,934	-
Japanese Yen	JPHQ	Sell	9,028,069,000	88,163,445		11/14/17	7,733,101	-
Mexican Peso	CITI	Buy	3,783,708,400	162,821,583	EUR	11/14/17	424,044	(1,192,744)
Japanese Yen	CITI	Sell	12,414,890,000	117,208,958		11/16/17	6,593,199	-
Japanese Yen	SCNY	Sell	11,809,161,000	108,395,622		11/27/17	3,111,430	-
Total Forw ard Exchange Contracts							$1,765,663,047	$(389,089,276)
Net unrealized appreciation (depreciation)							$1,376,573,771

aMay be comprised of multiple contracts w ith the same counterparty, currency and settlement date.
*In U.S. dollars unless otherw ise indicated.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

At November 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date Appreciation		Depreciation
Centrally Cleared Sw ap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$3,657,620,000	10/17/17	$5,739,725	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	2,081,160,000	1/22/25	19,484,004	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	2,601,430,000	1/23/25	13,319,093	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	1,535,390,000	1/27/25	7,589,624	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	383,800,000	1/29/25	3,004,920	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	325,000,000	1/30/25	2,475,967	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	514,670,000	2/03/25	9,080,030	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%	LCH	39,700,000	3/27/25	369,545	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%	LCH	39,700,000	3/27/25	346,447	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.45%	LCH	893,410,000	7/22/25	-	(29,198,934)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.439%	LCH	101,430,000	7/23/25	-	(3,190,653)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.40%	CME	798,605,000	7/24/25	-	(22,529,120)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.89%	LCH	385,470,000	7/22/45	-	(36,528,214)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.861%.	LCH	54,025,000	7/24/45	-	(4,766,265)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.574%	LCH	1,057,400,000	8/24/45	-	(25,354,639)
Total Interest Rate Sw ap Contracts				$61,409,355	$(121,567,825)
Net unrealized appreciation (depreciation)					$(60,158,470)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

ABBREVIATIONS
Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank & Co.
LCH	-	LCH Clearnet LLC
MSCO	-	Morgan Stanley
SCNY	-	Standard Charted Bank
UBSW	-	UBS AG

Currency

ARS	-	Argentine Peso
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
USD	-	United States Dollar
ZAR	-	South African Rand

Selected Portfolio

BBA	-	British Bankers Association
FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
LIBOR	-	London InterBank Offered Rate
VRI	-	Value Recovery Instrument

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)
Templeton Global Total Return Fund	Shares/Warrants			Value
Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%
[a,b] Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
[a,b] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
[a,b] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			—
				—
United States 0.0%†
[a,c] CEVA Holdings LLC	920			114,944

Total Common Stocks and Other Equity Interests (Cost $5,828,983)				114,944
Convertible Preferred Stocks 0.0%†
United States 0.0%†
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	37			12,580
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	1,990			447,880
Total Convertible Preferred Stocks (Cost $2,895,379)				460,460
	Principal Amount*
Convertible Bonds (Cost $53,860,000) 1.1%
Canada 1.1%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			54,331,275

[d] Senior Floating Rate Interests 0.0%†
United States 0.0%†
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 11.00%,	56,404			51,164
1/29/18
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	134,540			135,822
Total Senior Floating Rate Interests (Cost $188,372)				186,986
Foreign Government and Agency Securities 78.5%
Argentina 4.7%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	1,387,850,000		ARS	87,761,769
16.00%, 10/17/23	522,980,400		ARS	32,104,591
senior note, 15.50%, 10/17/26	1,933,044,600		ARS	118,228,655
				238,095,015
Bosnia & Herzegovina 0.0%†
[d,e] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.625%, 12/11/21	160,417		DEM	73,234

Brazil 13.9%
Letra Tesouro Nacional, Strip,
1/01/19	35,100	[f]	BRL	8,263,510
7/01/19	471,390	[f]	BRL	105,139,188
Nota Do Tesouro Nacional,
10.00%, 1/01/21	199,890	[f]	BRL	56,010,697
10.00%, 1/01/23	357,560	[f]	BRL	97,713,619
10.00%, 1/01/25	776,714	[f]	BRL	209,298,432
10.00%, 1/01/27	206,335	[f]	BRL	54,962,751
[g] Index Linked, 6.00%, 5/15/17	5,321	[f]	BRL	4,619,584
[g] Index Linked, 6.00%, 5/15/19	17,935	[f]	BRL	15,564,697
[g] Index Linked, 6.00%, 8/15/22	60,412	[f]	BRL	52,037,344
[g] Index Linked, 6.00%, 5/15/23	113,138	[f]	BRL	97,917,875
[g] Index Linked, 6.00%, 8/15/24	4,390	[f]	BRL	3,798,264
[g] Index Linked, 6.00%, 8/15/50	400	[f]	BRL	347,604
				705,673,565
Colombia 3.9%
Government of Colombia, senior bond,
7.75%, 4/14/21	12,635,000,000		COP	4,303,094
4.375%, 3/21/23	1,916,000,000		COP	540,606
9.85%, 6/28/27	3,053,000,000		COP	1,161,778
Titulos de Tesoreria,
B, 5.00%, 11/21/18	6,334,000,000		COP	2,007,682
B, 7.75%, 9/18/30	222,394,000,000		COP	73,671,348

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)
senior bond, B, 11.25%, 10/24/18	27,187,000,000	COP	9,560,276
senior bond, B, 11.00%, 7/24/20	19,102,000,000	COP	7,042,457
senior bond, B, 7.00%, 5/04/22	25,552,000,000	COP	8,367,097
senior bond, B, 10.00%, 7/24/24	54,675,000,000	COP	20,731,694
senior bond, B, 7.50%, 8/26/26	131,197,000,000	COP	43,353,681
senior bond, B, 6.00%, 4/28/28	73,819,000,000	COP	21,205,261
senior note, B, 7.00%, 9/11/19	18,368,000,000	COP	6,026,884
			197,971,858
Croatia 0.1%
[h] Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000		4,422,727

Ghana 2.7%
Ghana Treasury Note,
24.25%, 10/09/17	4,890,000	GHS	1,132,607
23.95%, 11/06/17	7,490,000	GHS	1,733,248
23.30%, 12/11/17	13,470,000	GHS	3,103,151
24.25%, 6/11/18	28,190,000	GHS	6,582,915
Government of Ghana,
23.00%, 2/13/17	25,490,000	GHS	5,846,418
25.48%, 4/24/17	1,320,000	GHS	305,479
24.44%, 5/29/17	34,140,000	GHS	7,888,532
26.00%, 6/05/17	3,110,000	GHS	724,120
25.40%, 7/31/17	11,600,000	GHS	2,697,998
23.00%, 8/21/17	85,849,000	GHS	19,691,221
23.23%, 2/19/18	19,460,000	GHS	4,478,232
22.49%, 4/23/18	5,950,000	GHS	1,359,309
23.47%, 5/21/18	47,670,000	GHS	11,024,617
19.04%, 9/24/18	43,190,000	GHS	9,385,554
24.50%, 10/22/18	71,467,000	GHS	17,125,673
24.50%, 4/22/19	23,280,000	GHS	5,722,608
24.50%, 5/27/19	13,490,000	GHS	3,311,331
21.00%, 3/23/20	460,000	GHS	107,046
24.50%, 6/21/21	31,820,000	GHS	8,306,516
24.75%, 7/19/21	3,500,000	GHS	916,518
senior note, 24.00%, 11/23/20	94,380,000	GHS	24,109,111
			135,552,204
India 4.5%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	27,364,438
senior bond, 8.35%, 5/14/22	527,100,000	INR	8,388,126
senior bond, 9.15%, 11/14/24	2,349,000,000	INR	39,636,761
senior bond, 8.33%, 7/09/26	878,000,000	INR	14,381,025
senior bond, 8.15%, 11/24/26	1,077,000,000	INR	17,547,853
senior note, 7.28%, 6/03/19	69,400,000	INR	1,040,965
senior note, 8.12%, 12/10/20	844,500,000	INR	13,167,995
senior note, 7.80%, 4/11/21	3,945,700,000	INR	61,010,167
senior note, 7.16%, 5/20/23	2,481,400,000	INR	37,829,227
senior note, 8.83%, 11/25/23	665,900,000	INR	11,011,255
			231,377,812
Indonesia 6.8%
Government of Indonesia,
6.125%, 5/15/28	18,838,000,000	IDR	1,174,551
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,033,494
FR35, 12.90%, 6/15/22	95,624,000,000	IDR	8,537,540
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	2,669,328
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	290,966
FR48, 9.00%, 9/15/18	23,719,000,000	IDR	1,786,489
FR52, 10.50%, 8/15/30	27,140,000,000	IDR	2,354,555
senior bond, 9.00%, 3/15/29	557,354,000,000	IDR	43,593,109
senior bond, 8.75%, 5/15/31	35,560,000,000	IDR	2,753,752
senior bond, FR39, 11.75%, 8/15/23	20,613,000,000	IDR	1,806,156
senior bond, FR40, 11.00%, 9/15/25	110,250,000,000	IDR	9,558,664
senior bond, FR42, 10.25%, 7/15/27	21,121,000,000	IDR	1,779,820
senior bond, FR44, 10.00%, 9/15/24	15,790,000,000	IDR	1,287,435

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)
senior bond, FR46, 9.50%, 7/15/23	651,100,000,000		IDR	51,525,905
senior bond, FR47, 10.00%, 2/15/28	33,169,000,000		IDR	2,771,731
senior bond, FR53, 8.25%, 7/15/21	1,014,313,000,000		IDR	75,853,673
senior bond, FR56, 8.375%, 9/15/26	596,532,000,000		IDR	44,896,728
senior bond, FR59, 7.00%, 5/15/27	21,274,000,000		IDR	1,463,790
senior bond, FR61, 7.00%, 5/15/22	79,931,000,000		IDR	5,676,708
senior bond, FR63, 5.625%, 5/15/23	86,004,000,000		IDR	5,600,331
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000		IDR	76,607,098
senior note, FR66, 5.25%, 5/15/18	28,467,000,000		IDR	2,037,483
				347,059,306
Kenya 0.4%
[h] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			18,598,321

Malaysia 2.7%
Government of Malaysia,
senior bond, 3.814%, 2/15/17	100,360,000		MYR	22,498,078
senior note, 3.394%, 3/15/17	154,754,000		MYR	34,664,758
senior note, 4.012%, 9/15/17	290,305,000		MYR	65,305,624
senior note, 3.26%, 3/01/18	78,723,000		MYR	17,560,729
				140,029,189
Mexico 11.2%
Government of Mexico,
7.75%, 12/14/17	54,543,360	[i]	MXN	270,010,299
M, 4.75%, 6/14/18	3,034,500	[i]	MXN	14,411,369
senior note, 8.50%, 12/13/18	35,371,100	[i]	MXN	178,501,315
senior note, M, 5.00%, 12/11/19	20,491,400	[i]	MXN	95,202,491
[j] Mexican Udibonos, Index Linked,
3.50%, 12/14/17	870,980	[k]	MXN	4,303,010
4.00%, 6/13/19	599,338	[k]	MXN	3,000,169
2.50%, 12/10/20	472,527	[k]	MXN	2,260,733
				567,689,386
Philippines 2.7%
Government of the Philippines, senior note,
5.875%, 1/31/18	39,990,000		PHP	821,791
3.375%, 8/20/20	215,350,000		PHP	4,241,074
3-21, 2.875%, 5/22/17	119,480,000		PHP	2,406,870
5-72, 2.125%, 5/23/18	1,118,640,000		PHP	22,147,638
7-51, 5.00%, 8/18/18	441,600,000		PHP	9,039,851
7-56, 3.875%, 11/22/19	4,951,340,000		PHP	99,808,780
				138,466,004
Poland 0.0%†
[d] Government of Poland, FRN, 1.79%, 1/25/21	5,021,000		PLN	1,172,060

Portugal 3.4%
Government of Portugal,
[h] 144A, 5.125%, 10/15/24	173,700,000			168,185,025
[e] senior bond, Reg S, 4.95%, 10/25/23	1,419,700		EUR	1,668,787
[e] senior bond, Reg S, 5.65%, 2/15/24	3,549,500		EUR	4,279,849
				174,133,661
Serbia 1.8%
Serbia Treasury Bond, 8.00%, 10/22/20	1,033,750,000		RSD	9,790,797
Serbia Treasury Note, 10.00%,
3/02/18	1,345,220,000		RSD	12,374,749
4/27/18	2,675,940,000		RSD	24,776,070
8/21/19	2,432,950,000		RSD	23,636,602
3/20/21	470,580,000		RSD	4,784,939
6/05/21	116,150,000		RSD	1,186,536
9/11/21	1,505,120,000		RSD	15,466,437
				92,016,130
South Africa 0.6%
Government of South Africa,
8.00%, 1/31/30	146,600,000		ZAR	9,303,376

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)
7.00%, 2/28/31		30,030,000	ZAR	1,729,161
8.25%, 3/31/32		102,720,000	ZAR	6,538,207
8.875%, 2/28/35		91,570,000	ZAR	6,052,427
R186, 10.50%, 12/21/26		121,250,000	ZAR	9,433,612
				33,056,783
South Korea 10.4%
Korea Monetary Stabilization Bond, senior note,
1.96%, 2/02/17		31,841,600,000	KRW	27,061,303
1.70%, 8/02/17		16,047,900,000	KRW	13,634,338
1.56%, 10/02/17		117,730,100,000	KRW	99,910,519
1.49%, 2/02/18		26,727,300,000	KRW	22,651,451
1.25%, 8/02/18		16,488,000,000	KRW	13,896,959
Korea Treasury Bond, senior note,
2.00%, 12/10/17		92,761,600,000	KRW	79,040,601
1.50%, 6/10/19		165,819,400,000	KRW	140,117,625
2.75%, 9/10/19		1,362,000,000	KRW	1,186,823
2.00%, 3/10/21		107,640,400,000	KRW	91,752,300
1.375%, 9/10/21		46,532,000,000	KRW	38,610,923
				527,862,842
Sri Lanka 0.6%
Government of Sri Lanka,
8.25%, 3/01/17		10,170,000	LKR	68,068
8.00%, 6/15/17		29,570,000	LKR	196,773
10.60%, 7/01/19		441,620,000	LKR	2,898,046
10.60%, 9/15/19		805,410,000	LKR	5,284,129
8.00%, 11/01/19		29,570,000	LKR	180,929
9.25%, 5/01/20		35,270,000	LKR	219,656
11.20%, 7/01/22		89,990,000	LKR	578,233
A, 5.80%, 1/15/17		394,700,000	LKR	2,641,597
A, 7.50%, 8/15/18		95,560,000	LKR	605,318
A, 8.00%, 11/15/18		542,330,000	LKR	3,438,617
A, 9.00%, 5/01/21		162,810,000	LKR	982,515
A, 11.00%, 8/01/21		83,950,000	LKR	540,303
B, 5.80%, 7/15/17		973,900,000	LKR	6,376,327
B, 8.50%, 7/15/18		124,950,000	LKR	806,629
C, 8.50%, 4/01/18		510,340,000	LKR	3,319,166
D, 8.50%, 6/01/18		119,600,000	LKR	774,327
				28,910,633
Ukraine 4.4%
[h] Government of Ukraine, 144A,
7.75%, 9/01/20		10,020,000		9,556,575
7.75%, 9/01/21		24,089,000		22,659,318
7.75%, 9/01/22		31,979,000		29,741,269
7.75%, 9/01/23		31,979,000		29,380,706
7.75%, 9/01/24		28,979,000		26,334,666
7.75%, 9/01/25		31,979,000		28,783,339
7.75%, 9/01/26		31,979,000		28,701,153
7.75%, 9/01/27		31,979,000		28,461,310
[a,l] VRI, GDP Linked Securities, 5/31/40		60,577,000		17,954,720
				221,573,056
Uruguay 3.7%
[j] Government of Uruguay,
Index Linked, 4.25%, 4/05/27		274,959,591	UYU	8,669,461
senior bond, Index Linked, 5.00%, 9/14/18		195,221,015	UYU	6,667,041
senior bond, Index Linked, 4.375%, 12/15/28		2,993,427,558	UYU	94,752,552
senior bond, Index Linked, 4.00%, 7/10/30		143,651,121	UYU	4,328,882
senior bond, Index Linked, 3.70%, 6/26/37		30,615,258	UYU	855,411
Uruguay Notas del Tesoro,
11.00%, 3/21/17		640,015,000	UYU	21,970,820
7, 13.25%, 4/08/18		304,900,000	UYU	10,429,226
[j] 14, Index Linked	, 4.00%, 6/10/20	638,437,207	UYU	21,128,930
[j] 16, Index Linked	, 3.25%, 1/27/19	1,107,169	UYU	36,331
[j] 18, Index Linked	, 2.25%, 8/23/17	195,923,400	UYU	6,588,784

Templeton Income Trust
Statement of Investments, November 30, 2016 (unaudited)
senior note, 13.90%, 7/29/20	420,202,000		UYU	14,305,057
				189,732,495
Total Foreign Government and Agency Securities (Cost $4,310,493,116)				3,993,466,281
Quasi-Sovereign and Corporate Bonds 0.5%
South Africa 0.4%
Edcon Ltd.,
[h,m] secured note, 144A, 9.50%, 3/01/18	2,000,000		EUR	423,920
[h,m] senior secured note, 144A, 9.50%, 3/01/18	7,916,000		EUR	1,677,876
[h,m] senior secured note, 144A, 9.50%, 3/01/18	13,350,000			2,670,000
[h,n] senior secured note, 144A, PIK, 12.75%, 6/30/19	9,494,317		EUR	2,245,306
[e,m] senior secured note, Reg S, 9.50%, 3/01/18	3,903,000		EUR	827,280
[e,m] senior secured note, Reg S, 9.50%, 3/01/18	18,687,000			3,737,400
[h,n] super senior secured note, 144A, PIK, 8.00%, 6/30/19	9,075,096		EUR	6,561,812
				18,143,594
Sweden 0.0%†
[h] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	2,800,000			2,301,810
Ukraine 0.1%
[h] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	3,140,000			2,865,250
United States 0.0%†
[h] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,	1,425,000			965,437
12/15/20

Total Quasi-Sovereign and Corporate Bonds (Cost $54,703,247)				24,276,091
	Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,c] NewPage Corp., Litigation Trust	2,500,000			—
Total Investments before Short Term Investments (Cost $4,427,969,097)				4,072,836,037

	Principal Amount*
Short Term Investments 12.6%
Foreign Government and Agency Securities 3.7%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	15,454,000,000		COP	4,846,285
Mexico 2.1%
[o] Mexico Treasury Bill, 1/19/17 - 11/09/17	225,430,970	[p]	MXN	104,874,016
Philippines 1.4%
[o] Philippine Treasury Bill, 12/07/16 - 9/27/17	3,680,510,000		PHP	73,342,858
South Korea 0.1%
Korea Monetary Stabilization Bond, senior note, 1.57%, 1/09/17	6,970,600,000		KRW	5,919,931

Total Foreign Government and Agency Securities (Cost $204,246,670)				188,983,090
Total Investments before Money Market Funds (Cost $4,632,215,766)				4,261,819,127
	Shares
Money Market Funds (Cost $451,603,423) 8.9%
United States 8.9%
[a,q] Institutional Fiduciary Trust Money Market Portfolio	451,603,423			451,603,423

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Total Investments (Cost $5,083,819,190) 92.7%	4,713,422,550
Other Assets, less Liabilities 7.3%	373,345,537
Net Assets 100.0%	$5,086,768,087

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2016, the aggregate value of these securities was $575,404, representing less than 0.1% of net assets.
d The coupon rate shown represents the rate at period end.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2016, the aggregate value of these securities was $10,586,550, representing 0.2% of net assets.
f Principal amount is stated in 1,000 Brazilian Real Units.
g Redemption price at maturity is adjusted for inflation.
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2016, the aggregate value of these securities was $432,490,540, representing 8.5% of net assets.
i Principal amount is stated in 100 Mexican Peso Units.
j Principal amount of security is adjusted for inflation.
k Principal amount is stated in 100 Uninad de Inversion Units.
l The principal represents the notional amount. See Note 3 regarding value recovery instruments.
m Defaulted security or security for which income has been deemed uncollectible.
n Income may be received in additional securities and/or cash.
o The security was issued on a discount basis with no stated coupon rate.
p Principal amount is stated in 10 Mexican Peso Units.
q See Note 7 regarding investments in affiliated management investment companies.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency		Counterparty[a] Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Euro	GSCO	Buy	52,151,000	57,930,895		12/02/16	$-	$(2,654,500)
Euro	GSCO	Sell	52,151,000	55,913,695		12/02/16	637,299	-
Japanese Yen	GSCO	Buy	8,236,852,000	72,539,428		12/02/16	-	(507,092)
Japanese Yen	GSCO	Sell	8,236,852,000	67,767,921		12/02/16	-	(4,264,415)
South Korean Won	HSBK	Buy	30,082,000,000	25,744,116		12/02/16	-	(197,689)
South Korean Won	HSBK	Sell	30,082,000,000	25,385,654		12/02/16	-	(160,774)
Euro	BZWS	Buy	1,240,000	1,318,425		12/05/16	-	(3,871)
Euro	BZWS	Sell	30,219,798	33,377,464		12/05/16	1,340,718	-
Chilean Peso	DBAB	Buy	263,440,000	384,556		12/06/16	4,977	-
Chilean Peso	DBAB	Sell	263,440,000	390,281		12/06/16	748	-
Euro	BZWS	Sell	28,019,798	31,131,424		12/07/16	1,423,313	-
Japanese Yen	HSBK	Sell	3,034,900,000	28,390,084		12/09/16	1,836,785	-
Australian Dollar	JPHQ	Sell	67,150,000	47,789,245		12/12/16	-	(1,768,320)
Chilean Peso	DBAB	Buy	350,571,250	526,146		12/12/16	-	(8,009)
Chilean Peso	MSCO	Buy	32,520,017,500	49,762,842		12/12/16	-	(1,698,897)
Ghana Cedi	BZWS	Buy	16,968,783	4,120,137		12/12/16	-	(259,742)
Japanese Yen	CITI	Sell	4,387,300,000	41,329,772		12/12/16	2,936,021	-
Australian Dollar	JPHQ	Sell	99,072,000	73,106,715		12/13/16	-	(7,740)
Euro	DBAB	Sell	4,002,875	4,504,916		12/13/16	259,290	-
Euro	GSCO	Sell	8,776,716	9,874,684		12/13/16	565,711	-
Japanese Yen	DBAB	Sell	1,148,800,000	10,858,428		12/13/16	804,464	-
Japanese Yen	HSBK	Sell	3,469,350,000	32,760,623		12/13/16	2,397,878	-
Japanese Yen	JPHQ	Buy	3,214,350,000	31,056,522		12/13/16	-	(2,925,463)
Japanese Yen	JPHQ	Sell	3,214,350,000	30,340,229		12/13/16	2,209,169	-
Mexican Peso	CITI	Buy	323,178,470	18,486,659		12/13/16	-	(2,813,251)
Mexican Peso	CITI	Sell	323,178,470	17,192,447		12/13/16	1,519,039	-
Australian Dollar	CITI	Sell	66,777,000	49,289,439		12/14/16	9,791	-
Australian Dollar	JPHQ	Sell	33,378,000	23,894,643		12/14/16	-	(737,433)
Euro	MSCO	Sell	6,792,000	7,476,157		12/14/16	271,821	-
Euro	BOFA	Buy	55,504,000	59,871,055		12/15/16	-	(993,850)
Euro	BOFA	Sell	55,504,000	62,610,732		12/15/16	3,733,528	-
Euro	JPHQ	Sell	455,000	506,383		12/15/16	23,731	-
Mexican Peso	CITI	Buy	733,080,000	41,104,601		12/15/16	-	(5,560,811)
Mexican Peso	CITI	Buy	820,626,370	38,220,705	EUR	12/15/16	-	(755,010)
Mexican Peso	CITI	Sell	733,080,000	39,128,734		12/15/16	3,584,944	-
South Korean Won	CITI	Sell	34,184,000,000	29,087,815		12/15/16	58,235	-
Australian Dollar	CITI	Sell	9,226,100	6,774,850		12/16/16	-	(33,402)
Japanese Yen	HSBK	Sell	7,441,570,000	70,697,036		12/16/16	5,557,204	-
Mexican Peso	HSBK	Buy	345,556,000	19,322,076		12/16/16	-	(2,569,697)
Mexican Peso	HSBK	Sell	345,556,000	18,856,052		12/16/16	2,103,673	-
Euro	BZWS	Sell	9,579,000	10,280,259		12/19/16	116,613	-
Mexican Peso	CITI	Buy	218,061,220	12,400,763		12/19/16	-	(1,833,232)
Mexican Peso	CITI	Sell	218,061,220	11,698,250		12/19/16	1,130,718	-
Mexican Peso	HSBK	Buy	217,115,000	12,328,374		12/19/16	-	(1,806,698)
Mexican Peso	HSBK	Sell	217,115,000	11,843,498		12/19/16	1,321,821	-
Australian Dollar	CITI	Sell	18,598,300	13,647,619		12/20/16	-	(75,228)
South Korean Won	DBAB	Sell	28,685,000,000	24,396,571		12/20/16	36,947	-
Euro	BZWS	Sell	22,807,000	25,591,575		12/22/16	1,388,119	-
Euro	MSCO	Sell	7,066,000	7,925,826		12/23/16	426,720	-
Euro	GSCO	Sell	16,129,471	18,156,945		12/27/16	1,034,630	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Euro	BZWS	Sell	1,066,000	1,198,973		12/29/16	67,217	-
Euro	GSCO	Sell	8,745,205	9,841,504		12/30/16	556,283	-
Philippine Peso	DBAB	Buy	73,175,950	1,541,845		1/05/17	-	(79,715)
Japanese Yen	DBAB	Sell	95,091,000	943,110		1/10/17	109,516	-
Japanese Yen	GSCO	Sell	1,641,201,000	14,008,681		1/10/17	-	(378,555)
Japanese Yen	JPHQ	Sell	6,037,750,000	55,621,827		1/10/17	3,484,839	(791,647)
Chilean Peso	JPHQ	Buy	206,400,000	307,303		1/11/17	-	(2,977)
Euro	BZWS	Sell	10,982,000	12,089,315		1/11/17	422,508	-
Euro	GSCO	Sell	8,151,700	9,147,267		1/11/17	487,250	-
Euro	SCNY	Sell	3,227,500	3,627,710		1/11/17	198,952	-
Euro	UBSW	Sell	1,080,000	1,188,324		1/11/17	40,978	-
Japanese Yen	BZWS	Sell	3,257,620,000	32,618,931		1/11/17	4,060,407	-
Chilean Peso	DBAB	Buy	391,208,750	581,680		1/12/17	-	(4,915)
Euro	BOFA	Sell	11,708,000	13,106,286		1/12/17	667,615	-
Euro	DBAB	Sell	22,540	24,822		1/12/17	875	-
Japanese Yen	SCNY	Sell	125,000,000	1,254,252		1/12/17	158,367	-
Euro	DBAB	Sell	29,588,000	32,610,414		1/13/17	1,174,391	-
Euro	JPHQ	Sell	29,857,000	33,202,477		1/13/17	1,480,653	-
Euro	SCNY	Sell	1,738,694	1,912,911		1/13/17	65,621	-
Japanese Yen	BZWS	Sell	5,795,250,000	56,958,327		1/13/17	6,148,580	-
Japanese Yen	HSBK	Sell	276,930,000	2,382,194		1/13/17	-	(45,785)
Chilean Peso	DBAB	Buy	391,208,750	581,118		1/17/17	-	(4,606)
Euro	BZWS	Sell	102,292,943	112,471,645		1/17/17	3,768,911	-
Euro	DBAB	Sell	11,155,937	12,353,124		1/17/17	498,143	-
Euro	JPHQ	Sell	44,809,000	48,902,725		1/17/17	1,285,943	-
Japanese Yen	CITI	Sell	83,690,000	718,702		1/17/17	-	(15,182)
Japanese Yen	SCNY	Sell	251,020,000	2,149,162		1/17/17	-	(52,052)
Malaysian Ringgit	DBAB	Buy	803,510,924	172,249,812	EUR	1/17/17	-	(4,489,165)
Mexican Peso	CITI	Buy	696,618,600	33,601,127	EUR	1/17/17	-	(2,069,724)
Mexican Peso	MSCO	Buy	654,045,210	32,532,684	EUR	1/17/17	-	(2,990,027)
Chilean Peso	DBAB	Buy	1,112,085,000	1,654,642		1/18/17	-	(15,942)
Chilean Peso	GSCO	Buy	528,746,000	783,200		1/18/17	-	(4,072)
Euro	GSCO	Sell	7,665,000	8,485,768		1/18/17	340,082	-
Indian Rupee	JPHQ	Buy	544,937,700	7,417,406	EUR	1/18/17	21,196	-
Euro	CITI	Sell	1,043,697	1,156,838		1/19/17	47,636	-
Euro	DBAB	Sell	552,375	609,999		1/19/17	22,955	-
Euro	GSCO	Sell	14,159,000	15,667,109		1/19/17	619,456	-
Euro	JPHQ	Sell	92,473,139	102,414,464		1/19/17	4,137,483	-
Euro	MSCO	Sell	4,802,000	5,329,620		1/19/17	226,234	-
Indonesian Rupiah	JPHQ	Buy	1,055,830,000,000	104,300,109	AUD	1/19/17	217,038	-
Japanese Yen	HSBK	Sell	218,790,000	2,086,496		1/19/17	167,735	-
Japanese Yen	JPHQ	Sell	1,812,355,000	15,654,316		1/19/17	-	(239,812)
Japanese Yen	SCNY	Sell	240,140,000	2,292,342		1/19/17	186,344	-
Chilean Peso	DBAB	Buy	787,494,000	1,164,536		1/20/17	-	(4,337)
Euro	BZWS	Sell	111,845,000	123,322,422		1/20/17	4,452,087	-
Euro	DBAB	Sell	15,547,058	17,132,293		1/23/17	606,311	-
Japanese Yen	DBAB	Sell	2,079,900,000	18,019,493		1/23/17	-	(224,293)
Japanese Yen	HSBK	Sell	126,059,100	1,094,239		1/23/17	-	(11,485)
Chilean Peso	DBAB	Buy	807,075,000	1,199,042		1/24/17	-	(10,413)
Chilean Peso	JPHQ	Buy	539,000,000	802,382		1/24/17	-	(8,564)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Japanese Yen	MSCO	Sell	5,282,022,900	50,053,758		1/25/17	3,718,419	-
Chilean Peso	MSCO	Buy	6,961,932,650	10,549,981		1/27/17	-	(299,419)
Euro	BZWS	Sell	13,404,566	14,639,503		1/27/17	388,197	-
Euro	GSCO	Sell	11,883,000	13,040,285		1/27/17	406,660	-
Indian Rupee	DBAB	Buy	871,067,000	12,867,010		1/27/17	-	(245,162)
Japanese Yen	GSCO	Sell	183,530,000	1,566,724		1/27/17	-	(43,397)
Japanese Yen	JPHQ	Sell	1,484,000,000	12,668,710		1/27/17	-	(350,527)
Chilean Peso	DBAB	Buy	642,485,000	955,581		1/30/17	-	(9,833)
Euro	CITI	Sell	9,903,840	10,858,867		1/30/17	327,957	-
Euro	DBAB	Sell	5,908,531	6,481,600		1/30/17	198,965	-
Chilean Peso	DBAB	Buy	963,727,000	1,444,837		1/31/17	-	(26,310)
Euro	BOFA	Sell	44,115,000	48,389,744		1/31/17	1,479,518	-
Euro	BZWS	Sell	23,648,188	25,933,043		1/31/17	786,452	-
Euro	GSCO	Sell	6,565,000	7,195,962		1/31/17	214,989	-
Indian Rupee	HSBK	Buy	854,165,525	11,544,103	EUR	1/31/17	96,242	-
Japanese Yen	HSBK	Sell	225,900,265	1,929,123		1/31/17	-	(53,047)
Malaysian Ringgit	BOFA	Buy	9,317,000	2,110,306		1/31/17	-	(43,612)
Euro	JPHQ	Sell	2,285,000	2,507,628		2/01/17	77,739	-
Euro	BOFA	Sell	234,000	259,188		2/03/17	10,328	-
Euro	DBAB	Sell	58,821,556	64,919,873		2/03/17	2,363,059	-
Malaysian Ringgit	JPHQ	Buy	444,704,523	96,360,677	EUR	2/03/17	-	(3,857,396)
Chilean Peso	JPHQ	Buy	736,196,000	1,119,928		2/06/17	-	(36,740)
Chilean Peso	MSCO	Buy	1,059,687,000	1,610,956		2/06/17	-	(51,805)
Japanese Yen	MSCO	Sell	460,900,000	4,585,043		2/06/17	539,938	-
Japanese Yen	SCNY	Sell	1,239,900,000	12,059,231		2/07/17	1,176,791	-
Chilean Peso	DBAB	Buy	615,855,800	938,090		2/08/17	-	(32,082)
Euro	BZWS	Sell	1,141,000	1,292,896		2/08/17	79,175	-
Euro	CITI	Sell	303,457	338,475		2/08/17	15,678	-
Euro	GSCO	Sell	13,891,708	15,745,834		2/08/17	968,756	-
Euro	JPHQ	Sell	11,697,590	13,054,218		2/08/17	611,097	-
Japanese Yen	CITI	Sell	2,741,651,200	27,326,335		2/08/17	3,262,307	-
Japanese Yen	JPHQ	Sell	4,453,400,000	38,480,448		2/08/17	-	(607,946)
Japanese Yen	SCNY	Sell	4,454,700,000	38,574,843		2/08/17	-	(524,961)
Chilean Peso	DBAB	Buy	584,605,000	885,899		2/09/17	-	(25,923)
Euro	GSCO	Sell	10,269,000	11,591,647		2/09/17	667,689	-
Japanese Yen	BZWS	Sell	4,455,270,000	38,632,300		2/09/17	-	(473,993)
Japanese Yen	CITI	Sell	618,845,000	5,367,259		2/09/17	-	(64,675)
Japanese Yen	JPHQ	Sell	4,464,960,000	38,622,885		2/09/17	-	(568,462)
Euro	DBAB	Sell	677,000	762,519		2/10/17	42,308	-
Japanese Yen	CITI	Sell	32,863,000	322,918		2/10/17	34,450	-
Euro	BZWS	Sell	344,000	394,190		2/13/17	28,185	-
Euro	BZWS	Sell	16,578,560	18,321,265		2/14/17	681,470	-
Euro	GSCO	Sell	11,495,000	12,673,812		2/14/17	442,989	-
Euro	JPHQ	Sell	8,837,922	9,743,102		2/14/17	339,443	-
Euro	SCNY	Sell	4,214,000	4,640,807		2/14/17	157,058	-
Euro	UBSW	Sell	7,424,000	8,149,510		2/14/17	250,282	-
Chilean Peso	MSCO	Buy	6,639,617,500	10,022,064		2/15/17	-	(258,823)
Australian Dollar	JPHQ	Sell	48,982,000	36,802,136		2/16/17	709,631	-
Euro	SCNY	Sell	1,757,000	2,001,979		2/16/17	132,345	-
Japanese Yen	CITI	Sell	5,650,830,000	50,861,166		2/16/17	1,247,607	-
Japanese Yen	GSCO	Sell	2,149,089,570	19,289,620		2/16/17	420,890	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Japanese Yen	HSBK	Sell	2,845,000,000	25,251,853		2/16/17	273,120	-
Japanese Yen	JPHQ	Sell	2,843,509,000	25,110,686		2/16/17	145,044	-
Chilean Peso	DBAB	Buy	576,009,250	853,347		2/17/17	-	(6,465)
Euro	DBAB	Sell	1,989,973	2,145,270		2/17/17	27,637	-
Euro	MSCO	Sell	13,130,824	14,145,806		2/17/17	172,615	-
Chilean Peso	JPHQ	Buy	471,868,712	693,364		2/21/17	220	-
Euro	DBAB	Sell	13,638,963	14,692,709		2/21/17	176,244	-
Euro	JPHQ	Sell	17,614,000	18,942,800		2/21/17	195,552	-
Indonesian Rupiah	JPHQ	Buy	926,807,000,000	90,685,616	AUD	2/21/17	306,575	-
Malaysian Ringgit	SCNY	Buy	150,483,000	37,510,095		2/21/17	-	(4,181,757)
South Korean Won	CITI	Sell	102,839,000,000	88,122,536		2/21/17	809,460	-
Chilean Peso	JPHQ	Buy	477,531,288	702,769		2/22/17	-	(908)
Euro	BZWS	Sell	24,622,531	27,659,721		2/22/17	1,451,882	-
Euro	DBAB	Sell	4,967,000	5,286,179		2/22/17	-	(618)
Euro	JPHQ	Sell	29,569,597	31,503,449		2/22/17	30,031	-
Malaysian Ringgit	SCNY	Buy	632,483,000	149,378,380		2/22/17	-	(9,309,063)
Euro	BOFA	Sell	1,737,194	1,855,323		2/23/17	6,200	-
Euro	DBAB	Sell	7,368,000	7,866,077		2/23/17	23,350	-
Euro	MSCO	Sell	19,042,000	20,289,251		2/23/17	20,358	-
Euro	UBSW	Sell	341,006	364,203		2/23/17	1,226	-
Philippine Peso	JPHQ	Buy	91,000,000	1,944,029		2/24/17	-	(135,944)
Chilean Peso	DBAB	Buy	2,336,230,000	3,436,138		2/27/17	-	(3,558)
Chilean Peso	MSCO	Buy	6,961,932,650	10,269,852		2/27/17	-	(40,814)
Euro	BOFA	Sell	3,101,513	3,306,244		2/27/17	4,320	-
Euro	BZWS	Sell	7,073,348	7,546,456		2/27/17	16,050	-
Euro	DBAB	Sell	7,361,600	7,855,600		2/27/17	18,316	-
Euro	GSCO	Sell	15,810,277	16,851,858		2/27/17	19,969	-
Euro	JPHQ	Sell	3,472,968	3,703,417		2/27/17	6,036	-
Indian Rupee	JPHQ	Buy	6,180,000,000	89,734,282		2/27/17	-	(467,010)
Japanese Yen	BZWS	Sell	943,870,000	8,536,402		2/27/17	245,880	-
Japanese Yen	HSBK	Sell	231,662,000	2,091,902		2/27/17	57,089	-
Chilean Peso	CITI	Buy	603,678,000	882,841		2/28/17	4,073	-
Chilean Peso	DBAB	Buy	599,954,000	877,318		2/28/17	4,125	-
Euro	BOFA	Sell	1,034,213	1,153,230		2/28/17	52,141	-
Euro	SCNY	Sell	2,285,000	2,427,207		2/28/17	-	(5,549)
Indian Rupee	CITI	Buy	85,545,000	1,164,036	EUR	2/28/17	-	(3,773)
Indian Rupee	DBAB	Buy	4,025,105,574	54,724,996	EUR	2/28/17	-	(128,777)
Japanese Yen	BZWS	Sell	1,924,820,000	18,983,007		2/28/17	2,075,626	-
Euro	DBAB	Sell	4,886,000	5,458,004		3/01/17	255,798	-
Euro	JPHQ	Sell	20,456,395	22,858,487		3/01/17	1,078,219	-
Japanese Yen	BZWS	Sell	3,288,665,160	29,432,722		3/01/17	544,020	-
Japanese Yen	DBAB	Sell	2,461,820,000	22,124,145		3/01/17	498,720	-
Japanese Yen	JPHQ	Sell	601,100,000	5,392,289		3/03/17	111,493	-
Chilean Peso	DBAB	Buy	263,440,000	387,697		3/06/17	-	(825)
Japanese Yen	HSBK	Sell	284,000,000	2,528,940		3/06/17	33,556	-
Japanese Yen	GSCO	Sell	11,008,384,000	98,376,979		3/07/17	1,646,186	-
Japanese Yen	BZWS	Sell	2,532,491,700	25,177,503		3/09/17	2,922,201	-
Japanese Yen	MSCO	Sell	91,664,560	908,956		3/09/17	103,416	-
Australian Dollar	CITI	Sell	66,339,000	50,694,274		3/13/17	1,839,601	-
Australian Dollar	JPHQ	Sell	46,580,000	33,956,820		3/17/17	-	(343,464)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

South Korean Won	CITI	Sell	45,569,000,000	41,598,430		3/20/17	2,903,334	-
Japanese Yen	BZWS	Sell	3,449,853,916	33,915,198		3/21/17	3,579,642	-
Japanese Yen	BZWS	Sell	735,719,080	7,285,033		3/24/17	814,653	-
Japanese Yen	JPHQ	Sell	241,286,602	2,192,000		3/24/17	69,973	-
South Korean Won	HSBK	Sell	11,503,000,000	10,273,746		3/27/17	505,458	-
South Korean Won	HSBK	Sell	66,819,000,000	60,314,122		3/28/17	3,571,379	-
Japanese Yen	JPHQ	Sell	14,763,000	131,817		3/31/17	1,936	-
Philippine Peso	HSBK	Buy	90,000,000	1,918,159		4/07/17	-	(135,735)
Japanese Yen	HSBK	Sell	6,005,600,000	58,404,610		4/11/17	5,539,008	-
Japanese Yen	BZWS	Sell	3,040,800,000	29,570,849		4/13/17	2,800,811	-
Japanese Yen	CITI	Sell	271,000,000	2,546,992		4/13/17	161,212	-
Japanese Yen	DBAB	Sell	2,999,000,000	29,181,952		4/13/17	2,779,905	-
Japanese Yen	BOFA	Sell	813,310,000	7,562,628		4/18/17	400,730	-
Malaysian Ringgit	HSBK	Buy	686,092,285	146,285,215	EUR	4/18/17	-	(4,682,252)
Mexican Peso	CITI	Buy	909,046,900	43,642,726	EUR	4/18/17	-	(3,209,321)
Mexican Peso	DBAB	Buy	407,399,000	18,957,608	EUR	4/18/17	-	(796,490)
South Korean Won	HSBK	Sell	21,782,000,000	19,165,860		4/18/17	665,894	-
Japanese Yen	JPHQ	Sell	5,235,455,000	49,502,127		4/20/17	3,394,702	-
Japanese Yen	JPHQ	Sell	1,269,780,000	11,774,502		4/21/17	591,276	-
Japanese Yen	BZWS	Sell	1,015,610,000	9,849,443		4/24/17	903,375	-
South Korean Won	HSBK	Sell	88,792,000,000	77,897,969		4/25/17	2,481,193	-
South Korean Won	HSBK	Sell	24,740,000,000	21,589,075		4/26/17	575,651	-
South Korean Won	HSBK	Sell	11,136,000,000	9,724,490		5/02/17	265,511	-
Mexican Peso	CITI	Buy	884,360,620	40,781,515	EUR	5/03/17	-	(1,455,549)
Japanese Yen	BOFA	Sell	619,900,000	6,053,563		5/08/17	589,224	-
Japanese Yen	BZWS	Sell	619,000,000	6,044,503		5/08/17	588,097	-
Japanese Yen	GSCO	Sell	827,501,000	7,987,076		5/15/17	690,148	-
Japanese Yen	HSBK	Sell	85,634,000	826,663		5/15/17	71,540	-
Japanese Yen	SCNY	Sell	618,542,000	5,997,721		5/15/17	543,400	-
South Korean Won	CITI	Sell	45,698,000,000	39,886,532		5/15/17	1,066,923	-
Japanese Yen	DBAB	Sell	2,783,555,000	25,971,086		5/16/17	1,424,359	-
Japanese Yen	MSCO	Sell	13,000,000	120,917		5/16/17	6,276	-
Japanese Yen	SCNY	Sell	206,868,600	1,926,868		5/16/17	102,602	-
South Korean Won	CITI	Sell	32,391,000,000	28,170,986		5/16/17	655,239	-
South Korean Won	HSBK	Sell	8,567,000,000	7,325,040		5/17/17	47,431	-
Japanese Yen	BOFA	Sell	1,434,111,250	13,375,408		5/18/17	727,432	-
Japanese Yen	CITI	Sell	1,691,488,900	15,744,959		5/18/17	827,070	-
South Korean Won	HSBK	Sell	51,606,000,000	44,096,386		5/18/17	257,133	-
Japanese Yen	BOFA	Sell	1,430,815,375	13,291,364		5/19/17	671,810	-
Japanese Yen	HSBK	Sell	1,435,854,500	13,338,175		5/19/17	674,176	-
Japanese Yen	BOFA	Sell	1,434,702,500	13,277,472		5/22/17	621,690	-
Japanese Yen	JPHQ	Sell	88,344,000	820,195		5/22/17	40,896	-
South Korean Won	DBAB	Sell	28,680,000,000	24,425,765		5/22/17	61,458	-
Japanese Yen	BOFA	Sell	65,296,000	593,751		5/25/17	17,674	-
Japanese Yen	HSBK	Sell	25,664,000	234,139		5/25/17	7,717	-
South Korean Won	HSBK	Sell	5,990,000,000	5,093,971		5/25/17	5,225	-
Mexican Peso	HSBK	Buy	26,270,786	1,374,570		5/26/17	-	(127,920)
Mexican Peso	HSBK	Sell	26,270,786	1,409,793		5/26/17	163,143	-
Japanese Yen	GSCO	Sell	8,236,852,000	73,203,448		6/02/17	502,198	-
South Korean Won	HSBK	Sell	30,082,000,000	25,744,116		6/02/17	185,804	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Japanese Yen	JPHQ	Sell	2,962,582,246	27,548,398		6/05/17	1,395,219	-
Japanese Yen	CITI	Sell	2,026,500,000	19,196,885		6/08/17	1,304,257	-
Japanese Yen	CITI	Sell	38,352,000	367,853		6/16/17	29,078	-
Japanese Yen	JPHQ	Sell	1,355,500,000	12,995,729		6/16/17	1,022,176	-
Japanese Yen	DBAB	Sell	7,430,160,000	71,144,901		6/19/17	5,500,881	-
Japanese Yen	CITI	Sell	5,005,980,000	48,773,402		6/20/17	4,544,045	-
Japanese Yen	DBAB	Sell	7,443,020,000	72,318,500		6/22/17	6,549,731	-
Mexican Peso	CITI	Buy	863,629,300	38,915,487	EUR	6/29/17	-	(907,448)
Japanese Yen	BZWS	Sell	260,566,000	2,583,801		6/30/17	280,321	-
Japanese Yen	MSCO	Sell	1,074,900,000	10,617,607		7/03/17	1,113,567	-
Philippine Peso	JPHQ	Buy	17,244,000	362,886		7/03/17	-	(23,233)
Philippine Peso	DBAB	Buy	48,983,060	1,026,834		7/10/17	-	(62,323)
Japanese Yen	JPHQ	Sell	3,767,300,000	36,818,804		7/14/17	3,488,423	-
Mexican Peso	CITI	Buy	369,707,300	17,256,556	EUR	7/14/17	-	(1,081,216)
Mexican Peso	DBAB	Buy	407,399,000	19,041,785	EUR	7/17/17	-	(1,230,852)
Mexican Peso	CITI	Buy	712,951,000	33,163,603	EUR	7/18/17	-	(1,989,563)
Mexican Peso	JPHQ	Buy	138,330,710	6,447,782	EUR	7/18/17	-	(400,177)
Mexican Peso	CITI	Buy	387,026,670	17,915,540	EUR	7/19/17	-	(989,997)
Japanese Yen	CITI	Sell	2,765,977,000	26,491,495		7/25/17	2,004,886	-
Japanese Yen	BZWS	Sell	209,770,000	2,019,651		7/31/17	161,971	-
Japanese Yen	DBAB	Sell	174,474,569	1,680,646		7/31/17	135,535	-
Japanese Yen	DBAB	Sell	36,644,000	371,041		8/18/17	46,199	-
Japanese Yen	HSBK	Sell	97,747,000	991,349		8/22/17	124,643	-
Japanese Yen	JPHQ	Sell	49,654,000	503,623		8/22/17	63,350	-
Japanese Yen	BZWS	Sell	16,448,000	166,526		8/24/17	20,668	-
Japanese Yen	DBAB	Sell	16,255,000	164,811		8/24/17	20,665	-
Japanese Yen	JPHQ	Sell	231,993,000	2,348,286		8/28/17	290,546	-
Japanese Yen	DBAB	Sell	66,294,000	672,752		8/30/17	84,669	-
Japanese Yen	JPHQ	Sell	158,882,000	1,609,095		8/30/17	199,679	-
Japanese Yen	HSBK	Sell	81,408,000	808,421		9/01/17	86,183	-
Japanese Yen	BZWS	Sell	8,582,643,860	84,901,857		9/19/17	8,680,901	-
Japanese Yen	CITI	Sell	9,788,671,513	96,828,860		9/19/17	9,897,383	-
Japanese Yen	CITI	Sell	207,713,767	2,023,988		11/09/17	174,005	-
Japanese Yen	CITI	Sell	6,387,542,400	62,270,101		11/14/17	5,363,997	-
Japanese Yen	JPHQ	Sell	2,417,114,000	23,604,283		11/14/17	2,070,408	-
Japanese Yen	CITI	Sell	618,542,000	5,839,654		11/16/17	328,490	-
Brazilian Real	HSBK	Buy	91,050,000	24,215,426		11/21/17	415,865	-
Japanese Yen	DBAB	Sell	98,350,000	916,811		11/21/17	40,272	-
Japanese Yen	SCNY	Sell	90,565,000	831,291		11/27/17	23,862	-
Total Forw ard Exchange Contracts							$207,524,659	$(82,373,106)
Net unrealized appreciation (depreciation)							$125,151,553

*	In U.S. dollars unless otherw ise indicated.
[a]	May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

At November, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Sw ap Contracts
		Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description		Exchange	Amount	Date Appreciation		Depreciation
Centrally Cleared Sw ap Contracts
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	$24,190,000	5/04/21	$-	$(1,815,373)
Pay Fixed rate 3.391%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	11,000,000	6/14/21	-	(773,647)
Pay	Fix ed rate 3.076%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	182,920,000	1/23/25	936,534	-
Pay	Fix ed rate 1.970%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	107,950,000	1/27/25	533,610	-
Pay	Fix ed rate 1.973%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	26,990,000	1/29/25	211,315	-
Pay	Fix ed rate 1.937%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	22,850,000	1/30/25	174,080	-
Pay	Fix ed rate 1.942%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	36,010,000	2/03/25	635,304	-
Pay	Fix ed rate 1.817%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	50,330,000	3/23/25	225,990	-
Pay	Fix ed rate 2.036%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	37,700,000	3/27/25	350,928	-
Pay	Fix ed rate 1.978%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	37,700,000	3/27/25	328,993	-
Pay	Fix ed rate 1.985%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	1,170,000	3/01/41	-	(418,776)
Pay	Fix ed rate 4.299%
Receiv e Floating rate 3-month USD BBA LIBOR		CME	50,300,000	10/04/43	-	(12,479,198)
Pay	Fix ed rate 3.668%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	100,600,000	7/29/45	-	(6,472,078)
Pay	Fix ed rate 2.752%
Receiv e Floating rate 3-month USD BBA LIBOR		LCH	347,500,000	11/18/46	9,095,336	-
Pay	Fix ed rate 2.378%
Total Centrally Cleared Sw ap Contracts					12,492,090	(21,959,072)

Templeton Income Trust
Statement of Investments, November 30, 2016 (unaudited)
OTC Sw ap Contracts
Receiv e Floating rate 3-month USD BBA LIBOR		DBAB	10,830,000	3/28/21	-	(866,529)
Pay	Fix ed rate 3.523%
Receiv e Floating rate 3-month USD BBA LIBOR		CITI	29,610,000	4/21/21	-	(2,225,811)
Pay	Fix ed rate 3.440%
Receiv e Floating rate 3-month USD BBA LIBOR		CITI	4,680,000	2/25/41	-	(1,729,603)
Pay	Fix ed rate 4.347%
Receiv e Floating rate 3-month USD BBA LIBOR		JPHQ	4,680,000	2/25/41	-	(1,732,012)
Pay	Fix ed rate 4.349%
Receiv e Floating rate 3-month USD BBA LIBOR		JPHQ	3,510,000	2/28/41	-	(1,283,922)
Pay	Fix ed rate 4.320%
Total OTC Sw ap Contracts					-	(7,837,877)
	Total Interest Rate Sw ap Contracts				$12,492,090	$(29,796,949)
	Net unrealized appreciation (depreciation)					$(17,304,859)

OTC Sw ap Contracts
Receiv e Floating rate 3-month USD BBA LIBOR		DBAB	10,830,000	3/28/21	-	(866,529)
Pay	Fix ed rate 3.523%
Receiv e Floating rate 3-month USD BBA LIBOR		CITI	29,610,000	4/21/21	-	(2,225,811)
Pay	Fix ed rate 3.440%
Receiv e Floating rate 3-month USD BBA LIBOR		CITI	4,680,000	2/25/41	-	(1,729,603)
Pay	Fix ed rate 4.347%
Receiv e Floating rate 3-month USD BBA LIBOR		JPHQ	4,680,000	2/25/41	-	(1,732,012)
Pay	Fix ed rate 4.349%
Receiv e Floating rate 3-month USD BBA LIBOR		JPHQ	3,510,000	2/28/41	-	(1,283,922)
Pay	Fix ed rate 4.320%
Total OTC Sw ap Contracts					-	(7,837,877)
	Total Interest Rate Sw ap Contracts				$12,492,090	$(29,796,949)
	Net unrealized appreciation (depreciation)					$(17,304,859)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank Inc.
CME	-	Chicago Mercantile Exchange

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase & Co.
LCH	-	LCH Clearnet LLC
MSCO	-	Morgan Stanley
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
COP	-	Colombian Peso
DEM	-	Deutsche Mark
EUR	-	Euro
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Selected Portfolio

BBA	-	British Bankers Association
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
LIBOR	-	London InterBank Offered Rate
PIK	-	Payment-In-Kind
VRI	-	Value Recovery Instrument

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Templeton International Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 78.8%
Argentina 3.9%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	81,212,000		ARS	$5,135,503
16.00%, 10/17/23	21,962,000		ARS	1,348,198
senior note, 15.50%, 10/17/26	100,952,000		ARS	6,174,415
				12,658,116
Brazil 13.9%
Letra Tesouro Nacional, Strip, 1/01/20	62,400	[a]	BRL	13,132,960
Nota Do Tesouro Nacional,
10.00%, 1/01/23	8,380	[a]	BRL	2,290,077
10.00%, 1/01/25	10,430	[a]	BRL	2,810,536
10.00%, 1/01/27	57,982	[a]	BRL	15,445,030
[b] Index Linked, 6.00%, 5/15/17	9	[a]	BRL	7,814
[b] Index Linked, 6.00%, 5/15/19	674	[a]	BRL	584,924
[b] Index Linked, 6.00%, 8/15/22	6,329	[a]	BRL	5,451,638
[b] Index Linked, 6.00%, 5/15/23	6,099	[a]	BRL	5,278,519
[b] Index Linked, 6.00%, 8/15/24	630	[a]	BRL	545,081
				45,546,579
Colombia 3.6%
Government of Colombia, senior bond,
7.75%, 4/14/21	378,000,000		COP	128,735
4.375%, 3/21/23	57,000,000		COP	16,083
9.85%, 6/28/27	91,000,000		COP	34,629
Titulos de Tesoreria,
B, 5.00%, 11/21/18	440,000,000		COP	139,466
B, 7.75%, 9/18/30	15,221,400,000		COP	5,042,317
senior bond, B, 11.25%, 10/24/18	814,000,000		COP	286,242
senior bond, B, 11.00%, 7/24/20	746,000,000		COP	275,033
senior bond, B, 7.00%, 5/04/22	978,000,000		COP	320,250
senior bond, B, 10.00%, 7/24/24	3,801,000,000		COP	1,441,265
senior bond, B, 7.50%, 8/26/26	7,450,700,000		COP	2,462,063
senior bond, B, 6.00%, 4/28/28	4,422,900,000		COP	1,270,523
senior note, B, 7.00%, 9/11/19	637,000,000		COP	209,012
				11,625,618
India 4.8%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000		INR	1,577,598
senior bond, 8.35%, 5/14/22	30,400,000		INR	483,777
senior bond, 9.15%, 11/14/24	239,000,000		INR	4,032,859
senior bond, 8.15%, 11/24/26	64,000,000		INR	1,042,770
senior note, 7.28%, 6/03/19	4,000,000		INR	59,998
senior note, 8.12%, 12/10/20	97,300,000		INR	1,517,165
senior note, 7.80%, 4/11/21	160,900,000		INR	2,487,907
senior note, 7.16%, 5/20/23	19,100,000		INR	291,182
senior note, 8.83%, 11/25/23	257,900,000		INR	4,264,609
				15,757,865
Indonesia 8.1%
Government of Indonesia,
6.125%, 5/15/28	159,000,000		IDR	9,914
8.375%, 3/15/34	55,620,000,000		IDR	4,104,038
FR34, 12.80%, 6/15/21	9,984,000,000		IDR	866,068
FR35, 12.90%, 6/15/22	2,105,000,000		IDR	187,939
FR43, 10.25%, 7/15/22	861,000,000		IDR	69,725
FR52, 10.50%, 8/15/30	7,950,000,000		IDR	689,709
senior bond, 9.00%, 3/15/29	4,732,000,000		IDR	370,111
senior bond, 8.75%, 5/15/31	9,748,000,000		IDR	754,881
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000		IDR	91,127
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000		IDR	91,902
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000		IDR	575,633
senior bond, FR44, 10.00%, 9/15/24	686,000,000		IDR	55,933
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000		IDR	380,634

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)
senior bond, FR56, 8.375%, 9/15/26	52,474,000,000		IDR	3,949,345
senior bond, FR59, 7.00%, 5/15/27	2,493,000,000		IDR	171,535
senior bond, FR70, 8.375%, 3/15/24	180,376,000,000		IDR	13,509,062
senior note, FR69, 7.875%, 4/15/19	6,976,000,000		IDR	515,254
				26,392,810
Malaysia 8.2%
Government of Malaysia,
senior bond, 4.24%, 2/07/18	73,570,000		MYR	16,604,482
senior note, 3.394%, 3/15/17	12,887,000		MYR	2,886,676
senior note, 4.012%, 9/15/17	25,557,000		MYR	5,749,180
senior note, 3.314%, 10/31/17	332,000		MYR	74,249
senior note, 3.26%, 3/01/18	7,423,000		MYR	1,655,848
				26,970,435
Mexico 11.6%
Government of Mexico,
7.75%, 12/14/17	1,615,710	[c]	MXN	7,998,377
M, 4.75%, 6/14/18	1,486,500	[c]	MXN	7,059,647
senior note, 8.50%, 12/13/18	4,157,500	[c]	MXN	20,980,948
senior note, M, 5.00%, 12/11/19	346,700	[c]	MXN	1,610,759
[d]Mexican Udibonos, Index Linked, 4.00%, 6/13/19	39,193	[e]	MXN	196,193
				37,845,924
Philippines 3.1%
Government of the Philippines, senior note,
5.875%, 1/31/18	1,310,000		PHP	26,920
3.375%, 8/20/20	1,700,000		PHP	33,480
3-21, 2.875%, 5/22/17	4,480,000		PHP	90,248
5-72, 2.125%, 5/23/18	426,543,000		PHP	8,445,004
7-51, 5.00%, 8/18/18	5,550,000		PHP	113,612
7-56, 3.875%, 11/22/19	65,380,000		PHP	1,317,926
				10,027,190
Poland 0.1%
[f]Government of Poland, FRN, 1.79%, 1/25/21	979,000		PLN	228,530

Portugal 1.2%
Government of Portugal,
[g] 144A, 5.125%, 10/15/24	3,920,000			3,795,540
[h] senior bond, Reg S, 4.95%, 10/25/23	40,100		EUR	47,136
[h] senior bond, Reg S, 5.65%, 2/15/24	101,100		EUR	121,902
				3,964,578
Serbia 0.6%
[g]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000			533,845
4.875%, 2/25/20	770,000			784,599
7.25%, 9/28/21	710,000			793,897
				2,112,341
South Africa 0.3%
Government of South Africa,
8.00%, 1/31/30	4,910,000		ZAR	311,593
7.00%, 2/28/31	1,010,000		ZAR	58,157
8.25%, 3/31/32	3,440,000		ZAR	218,959
8.875%, 2/28/35	3,060,000		ZAR	202,254
R186, 10.50%, 12/21/26	4,060,000		ZAR	315,880
				1,106,843
South Korea 14.5%
Korea Treasury Bond,
senior bond, 4.25%, 6/10/21	15,710,000,000		KRW	14,679,579
senior note, 2.00%, 3/10/20	12,030,000,000		KRW	10,271,166

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

senior note, 1.375%, 9/10/21	27,000,000,000	KRW	22,403,828
			47,354,573
Sri Lanka 0.2%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	5,823
8.00%, 6/15/17	870,000	LKR	5,789
10.60%, 7/01/19	22,430,000	LKR	147,193
10.60%, 9/15/19	28,650,000	LKR	187,967
8.00%, 11/01/19	870,000	LKR	5,323
9.25%, 5/01/20	3,030,000	LKR	18,870
A, 5.80%, 1/15/17	3,900,000	LKR	26,101
A, 7.50%, 8/15/18	940,000	LKR	5,954
A, 8.00%, 11/15/18	13,760,000	LKR	87,245
A, 9.00%, 5/01/21	17,410,000	LKR	105,065
A, 11.00%, 8/01/21	11,270,000	LKR	72,534
B, 8.50%, 7/15/18	6,970,000	LKR	44,996
C, 8.50%, 4/01/18	6,160,000	LKR	40,064
D, 8.50%, 6/01/18	6,960,000	LKR	45,061
			797,985
Ukraine 4.7%
[g]Government of Ukraine, 144A,
7.75%, 9/01/19	429,000		416,409
7.75%, 9/01/20	2,839,000		2,707,696
7.75%, 9/01/21	1,016,000		955,701
7.75%, 9/01/22	2,436,000		2,265,541
7.75%, 9/01/23	2,216,000		2,035,950
7.75%, 9/01/24	1,616,000		1,468,540
7.75%, 9/01/25	2,190,000		1,971,153
7.75%, 9/01/26	2,006,000		1,800,385
7.75%, 9/01/27	236,000		210,040
[i,j] VRI, GDP Linked Securities, 5/31/40	4,993,000		1,479,900
			15,311,315
Total Foreign Government and Agency Securities (Cost $277,704,802)			257,700,702

Short Term Investments 15.0%
Foreign Government and Agency Securities 2.5%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	685,000,000	COP	214,809
Malaysia 2.1%
[k]Bank of Negara Monetary Note,
4/20/17	11,780,000	MYR	2,605,343
7/20/17	18,530,000	MYR	4,085,313
[k]Malaysia Treasury Bill, 1/20/17	570,000	MYR	127,127
			6,817,783
Philippines 0.3%
[k]Philippine Treasury Bill, 12/07/16 - 9/27/17	56,650,000	PHP	1,128,941

Total Foreign Government and Agency Securities (Cost $9,008,156)			8,161,533
Total Investments before Money Market Funds (Cost $286,712,958)			265,862,235
	Shares
Money Market Funds (Cost $41,150,108) 12.5%
United States 12.5%
[i,l]Institutional Fiduciary Trust Money Market Portfolio	41,150,108		41,150,108

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)
Total Investments (Cost $327,863,066) 93.8%	307,012,343
Other Assets, less Liabilities 6.2%	20,127,606
Net Assets 100.0%	$327,139,949

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Principal amount is stated in 100 Mexican Peso Units.
d Principal amount of security is adjusted for inflation.
e Principal amount is stated in 100 Unidad de Inversion Units.
f The coupon rate shown represents the rate at period end.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30,
2016, the aggregate value of these securities was $21,219,196, representing 6.5% of net assets.
h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2016, the aggregate value of these securities was $169,038, representing 0.1% of net assets.
i Non-income producing.
j The principal represents the notional amount. See Note 3 regarding value recovery instruments.
k The security is traded on a discount basis with no stated coupon rate.
l See Note 7 regarding investments in affiliated management investment companies.

At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	JPHQ	Buy	3,923,654,400	5,740,953		12/02/16	$62,448	$-
Chilean Peso	JPHQ	Sell	3,923,654,400	5,802,077		12/02/16	-	(1,324)
South Korean Won	HSBK	Buy	4,362,000,000	3,732,991		12/02/16	-	(28,666)
South Korean Won	HSBK	Sell	4,362,000,000	3,681,013		12/02/16	-	(23,313)
Euro	BZWS	Sell	596,154	658,446		12/05/16	26,449	-
Chilean Peso	DBAB	Buy	48,500,000	70,798		12/06/16	916	-
Chilean Peso	DBAB	Sell	48,500,000	71,852		12/06/16	138	-
Mexican Peso	CITI	Buy	19,442,730	1,025,220		12/06/16	-	(81,466)
Mexican Peso	CITI	Sell	19,442,730	1,034,947		12/06/16	91,193	-
Euro	BZWS	Sell	596,154	662,357		12/07/16	30,283	-
South Korean Won	GSCO	Buy	4,520,000,000	3,869,200		12/07/16	-	(30,716)
South Korean Won	GSCO	Sell	4,520,000,000	4,060,549		12/07/16	222,065	-
Euro	HSBK	Sell	3,918,024	4,361,662		12/08/16	207,306	-
Mexican Peso	CITI	Buy	46,894,840	2,185,934	EUR	12/09/16	-	(42,500)
Chilean Peso	DBAB	Buy	39,095,750	58,676		12/12/16	-	(893)
Chilean Peso	MSCO	Buy	55,900,500	85,540		12/12/16	-	(2,920)
Euro	GSCO	Sell	399,000	448,915		12/13/16	25,718	-
Mexican Peso	CITI	Buy	19,307,590	1,104,445		12/13/16	-	(168,072)
Mexican Peso	CITI	Sell	19,307,590	1,027,125		12/13/16	90,752	-
Indian Rupee	CITI	Buy	3,780,000	56,401		12/14/16	-	(1,369)
Indian Rupee	DBAB	Buy	3,562,000	53,069		12/14/16	-	(1,211)
Euro	CITI	Buy	98,445	109,304		12/15/16	-	(4,876)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Euro	CITI	Sell	98,445	111,083		12/15/16	6,655	-
Euro	MSCO	Sell	217,000	244,572		12/15/16	14,384	-
Malaysian Ringgit	HSBK	Buy	52,070,000	11,587,204		12/15/16	42,053	-
Mexican Peso	CITI	Buy	13,586,000	761,782		12/15/16	-	(103,057)
Mexican Peso	CITI	Buy	82,331,810	3,834,607	EUR	12/15/16	-	(75,749)
Mexican Peso	CITI	Sell	13,586,000	722,660		12/15/16	63,935	-
South Korean Won	CITI	Sell	3,667,000,000	3,120,320		12/15/16	6,247	-
Euro	JPHQ	Sell	418,000	470,762		12/16/16	27,331	-
Mexican Peso	HSBK	Buy	6,027,000	337,005		12/16/16	-	(44,819)
Mexican Peso	HSBK	Sell	6,027,000	323,702		12/16/16	31,516	-
Euro	BZWS	Sell	781,000	838,175		12/19/16	9,508	-
Mexican Peso	CITI	Buy	7,012,490	398,788		12/19/16	-	(58,954)
Mexican Peso	CITI	Sell	7,012,490	372,816		12/19/16	32,982	-
Mexican Peso	HSBK	Buy	8,302,000	471,417		12/19/16	-	(69,091)
Mexican Peso	HSBK	Sell	8,302,000	445,757		12/19/16	43,431	-
Euro	BZWS	Sell	1,290,638	1,448,216		12/22/16	78,553	-
Euro	MSCO	Sell	388,000	435,214		12/23/16	23,432	-
Euro	GSCO	Sell	967,770	1,089,418		12/27/16	62,078	-
Euro	BZWS	Sell	152,000	170,960		12/29/16	9,584	-
Euro	JPHQ	Sell	55,232	62,140		12/29/16	3,501	-
Malaysian Ringgit	JPHQ	Buy	875,900	212,520		1/05/17	-	(17,559)
Euro	MSCO	Sell	2,850,000	3,206,849		1/06/17	179,852	-
Mexican Peso	CITI	Buy	22,983,000	1,293,429		1/06/17	-	(182,146)
Mexican Peso	CITI	Sell	22,983,000	1,219,775		1/06/17	108,492	-
Euro	DBAB	Sell	780,000	878,046		1/09/17	49,486	-
Euro	HSBK	Sell	1,228,000	1,382,421		1/09/17	77,971	-
Euro	JPHQ	Sell	5,133,700	5,779,451		1/09/17	326,147	-
Malaysian Ringgit	DBAB	Buy	345,400	84,657		1/09/17	-	(7,819)
Malaysian Ringgit	HSBK	Buy	196,300	44,312		1/09/17	-	(642)
Japanese Yen	DBAB	Sell	23,005,000	228,163		1/10/17	26,495	-
Chilean Peso	JPHQ	Buy	32,200,000	47,942		1/11/17	-	(464)
Euro	GSCO	Sell	1,565,672	1,756,888		1/11/17	93,585	-
Euro	HSBK	Sell	101,268	113,772		1/11/17	6,190	-
Euro	MSCO	Sell	202,000	226,634		1/11/17	12,038	-
Euro	SCNY	Sell	142,592	160,273		1/11/17	8,790	-
Chilean Peso	DBAB	Buy	49,143,250	73,070		1/12/17	-	(617)
Euro	HSBK	Sell	396,000	440,613		1/13/17	19,880	-
Euro	JPHQ	Sell	65,000	72,283		1/13/17	3,223	-
Euro	SCNY	Sell	195,249	214,813		1/13/17	7,369	-
Chilean Peso	DBAB	Buy	49,143,250	72,999		1/17/17	-	(579)
Euro	BZWS	Sell	132,892	145,143		1/17/17	3,924	-
Euro	JPHQ	Sell	988,549	1,074,603		1/17/17	24,111	-
Japanese Yen	CITI	Sell	7,840,000	67,327		1/17/17	-	(1,422)
Japanese Yen	SCNY	Sell	23,520,000	201,372		1/17/17	-	(4,877)
Chilean Peso	DBAB	Buy	57,560,000	85,642		1/18/17	-	(825)
Chilean Peso	GSCO	Buy	295,901,000	438,300		1/18/17	-	(2,279)
Euro	GSCO	Sell	274,000	303,340		1/18/17	12,157	-
Indian Rupee	JPHQ	Buy	4,211,000	62,216		1/18/17	-	(1,140)
Japanese Yen	HSBK	Sell	28,700,000	273,698		1/19/17	22,003	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Japanese Yen	SCNY	Sell	37,130,000	354,438		1/19/17	28,812	-
Malaysian Ringgit	JPHQ	Buy	532,000	134,445		1/19/17	-	(16,258)
Chilean Peso	DBAB	Buy	48,533,000	71,770		1/20/17	-	(267)
Euro	BZWS	Sell	212,000	233,755		1/20/17	8,439	-
Indian Rupee	DBAB	Buy	62,497,432	924,767		1/20/17	-	(18,499)
Mexican Peso	CITI	Buy	2,565,000	137,692		1/20/17	-	(13,885)
Mexican Peso	CITI	Sell	2,565,000	137,482		1/20/17	13,675	-
Euro	CITI	Sell	48,798	53,835		1/23/17	1,965	-
Euro	DBAB	Sell	922,000	1,016,128		1/23/17	36,075	-
Euro	JPHQ	Sell	32,570	35,945		1/23/17	1,324	-
Indian Rupee	HSBK	Buy	59,357,090	870,339		1/23/17	-	(9,883)
Japanese Yen	DBAB	Sell	7,860,000	68,096		1/23/17	-	(848)
Malaysian Ringgit	JPHQ	Buy	1,067,000	263,782		1/23/17	-	(26,871)
Chilean Peso	DBAB	Buy	49,738,937	73,895		1/24/17	-	(642)
Chilean Peso	JPHQ	Buy	99,150,000	147,600		1/24/17	-	(1,575)
Indian Rupee	DBAB	Buy	1,094,000	16,150		1/25/17	-	(295)
Indian Rupee	JPHQ	Buy	63,516,820	938,030		1/25/17	-	(17,469)
Malaysian Ringgit	DBAB	Buy	278,000	69,446		1/26/17	-	(7,746)
Chilean Peso	MSCO	Buy	365,123,500	553,301		1/27/17	-	(15,703)
Euro	BZWS	Sell	1,419,043	1,550,665		1/27/17	41,984	-
Indian Rupee	DBAB	Buy	95,708,516	1,413,763		1/27/17	-	(26,937)
Indian Rupee	JPHQ	Buy	5,421,000	80,145		1/27/17	-	(1,594)
Japanese Yen	GSCO	Sell	33,200,000	283,416		1/27/17	-	(7,850)
Chilean Peso	DBAB	Buy	25,558,000	38,013		1/30/17	-	(391)
Euro	CITI	Sell	805,010	882,637		1/30/17	26,657	-
Euro	DBAB	Sell	2,320,049	2,545,070		1/30/17	78,126	-
Chilean Peso	DBAB	Buy	38,336,000	57,474		1/31/17	-	(1,047)
Euro	BZWS	Sell	2,142,261	2,349,241		1/31/17	71,241	-
Euro	GSCO	Sell	889,000	974,442		1/31/17	29,113	-
Indian Rupee	HSBK	Buy	34,646,000	513,030		1/31/17	-	(11,215)
Japanese Yen	HSBK	Sell	40,858,365	348,919		1/31/17	-	(9,595)
Malaysian Ringgit	JPHQ	Buy	267,000	64,221		1/31/17	-	(4,995)
Euro	HSBK	Sell	810,000	888,768		2/01/17	27,407	-
Euro	JPHQ	Sell	1,228,000	1,347,644		2/01/17	41,778	-
Euro	CITI	Sell	239,000	262,742		2/02/17	8,576	-
Euro	DBAB	Sell	6,731,060	7,451,822		2/03/17	293,329	-
Indian Rupee	JPHQ	Buy	4,211,000	62,404		2/03/17	-	(1,430)
Brazilian Real	DBAB	Buy	8,737,100	1,788,557	EUR	2/06/17	627,720	-
Chilean Peso	JPHQ	Buy	4,559,000	6,935		2/06/17	-	(228)
Chilean Peso	MSCO	Buy	53,651,000	81,561		2/06/17	-	(2,623)
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,081,158	EUR	2/06/17	44,467	-
Japanese Yen	MSCO	Sell	16,900,000	168,122		2/06/17	19,798	-
Malaysian Ringgit	DBAB	Buy	21,900,000	4,771,554	EUR	2/06/17	-	(219,523)
Philippine Peso	DBAB	Buy	22,300,000	417,947	EUR	2/06/17	-	(672)
Indian Rupee	DBAB	Buy	118,000,000	1,567,404	EUR	2/07/17	40,682	-
Indian Rupee	HSBK	Buy	28,986,500	429,976		2/07/17	-	(10,431)
Japanese Yen	SCNY	Sell	30,300,000	294,697		2/07/17	28,758	-
Mexican Peso	DBAB	Buy	93,024,800	4,425,538	EUR	2/07/17	-	(227,115)
Chilean Peso	DBAB	Buy	333,400,200	507,845		2/08/17	-	(17,368)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Euro	BZWS	Sell	736,000	833,980		2/08/17	51,072	-
Indian Rupee	DBAB	Buy	36,770,583	545,194		2/08/17	-	(13,037)
Malaysian Ringgit	HSBK	Buy	5,606,000	1,380,006		2/08/17	-	(137,221)
Chilean Peso	DBAB	Buy	73,563,000	111,476		2/09/17	-	(3,262)
Euro	CITI	Sell	203,000	230,124		2/09/17	14,176	-
Euro	GSCO	Sell	616,000	695,341		2/09/17	40,052	-
Japanese Yen	CITI	Sell	42,706,000	370,390		2/09/17	-	(4,463)
Euro	HSBK	Sell	152,000	171,036		2/10/17	9,335	-
Indian Rupee	DBAB	Buy	21,608,400	319,935		2/10/17	-	(7,274)
Japanese Yen	CITI	Sell	15,026,000	147,648		2/10/17	15,752	-
Euro	BZWS	Sell	645,000	739,106		2/13/17	52,847	-
Euro	GSCO	Sell	191,000	217,473		2/13/17	14,255	-
Euro	BZWS	Sell	1,248,226	1,379,437		2/14/17	51,309	-
Euro	DBAB	Sell	3,369,606	3,701,383		2/14/17	116,080	-
Euro	GSCO	Sell	469,000	517,096		2/14/17	18,074	-
Euro	JPHQ	Sell	1,801,118	1,985,589		2/14/17	69,176	-
Euro	SCNY	Sell	388,000	426,438		2/14/17	13,602	-
Chilean Peso	MSCO	Buy	55,900,500	84,378		2/15/17	-	(2,179)
Euro	GSCO	Sell	198,000	225,793		2/16/17	15,100	-
Euro	SCNY	Sell	327,000	372,594		2/16/17	24,631	-
Indian Rupee	DBAB	Buy	3,601,000	53,050		2/16/17	-	(977)
Indian Rupee	HSBK	Buy	116,476,065	1,737,411		2/16/17	-	(53,095)
Japanese Yen	DBAB	Sell	2,870,000,000	28,625,574		2/16/17	3,427,344	-
Japanese Yen	GSCO	Sell	2,903,924,440	26,087,501		2/16/17	591,419	-
Japanese Yen	JPHQ	Sell	8,460,000	83,652		2/16/17	9,374	-
Malaysian Ringgit	HSBK	Buy	324,000	74,091		2/16/17	-	(2,306)
Chilean Peso	DBAB	Buy	109,417,688	162,100		2/17/17	-	(1,228)
Euro	DBAB	Sell	1,328,838	1,432,620		2/17/17	18,535	-
Euro	MSCO	Sell	573,000	617,289		2/17/17	7,530	-
Mexican Peso	MSCO	Buy	8,240,820	420,493		2/17/17	-	(24,068)
Mexican Peso	MSCO	Sell	8,240,820	440,992		2/17/17	44,568	-
Chilean Peso	JPHQ	Buy	73,831,996	108,489		2/21/17	34	-
Euro	DBAB	Sell	431,774	465,133		2/21/17	5,579	-
Euro	HSBK	Sell	677,192	730,230		2/21/17	9,469	-
Indian Rupee	JPHQ	Buy	68,195,820	993,674		2/21/17	-	(8,018)
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	529,159	AUD	2/21/17	1,789	-
Malaysian Ringgit	HSBK	Buy	1,364,326	325,498		2/21/17	-	(23,333)
Malaysian Ringgit	HSBK	Sell	1,364,326	332,276		2/21/17	30,111	-
Chilean Peso	JPHQ	Buy	74,718,004	109,960		2/22/17	-	(142)
Euro	BZWS	Sell	1,027,000	1,153,680		2/22/17	60,558	-
Euro	DBAB	Sell	438,000	466,146		2/22/17	-	(54)
Euro	JPHQ	Sell	7,112,560	7,597,450		2/22/17	26,952	-
Euro	BOFA	Sell	208,570	222,753		2/23/17	744	-
Euro	DBAB	Sell	3,030,000	3,294,783		2/23/17	69,557	-
Euro	UBSW	Sell	60,021	64,104		2/23/17	216	-
Chilean Peso	DBAB	Buy	285,150,000	419,400		2/27/17	-	(434)
Chilean Peso	MSCO	Buy	365,123,500	538,610		2/27/17	-	(2,141)
Euro	BOFA	Sell	237,520	253,199		2/27/17	331	-
Euro	BZWS	Sell	486,680	519,232		2/27/17	1,104	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Euro	DBAB	Sell	13,877	14,808	2/27/17	35	-
Euro	JPHQ	Sell	543,898	579,988	2/27/17	945	-
Euro	SCNY	Sell	125,681	134,021	2/27/17	219	-
Indian Rupee	JPHQ	Buy	5,599,000	81,304	2/27/17	-	(429)
Japanese Yen	HSBK	Sell	46,976,000	424,193	2/27/17	11,577	-
Malaysian Ringgit	JPHQ	Buy	1,085,000	244,040	2/27/17	-	(3,845)
Chilean Peso	CITI	Buy	172,191,000	251,819	2/28/17	1,162	-
Chilean Peso	DBAB	Buy	23,866,000	34,899	2/28/17	164	-
Euro	BOFA	Sell	237,212	264,510	2/28/17	11,959	-
Euro	DBAB	Sell	7,365,710	8,221,237	2/28/17	379,235	-
Euro	SCNY	Sell	1,228,000	1,304,425	2/28/17	-	(2,982)
Japanese Yen	BZWS	Sell	17,800,000	175,548	2/28/17	19,195	-
Japanese Yen	JPHQ	Sell	24,149,000	238,179	2/28/17	26,057	-
Chilean Peso	JPHQ	Buy	3,923,654,400	5,763,300	3/01/17	847	-
Euro	DBAB	Sell	194,873	217,687	3/01/17	10,202	-
Mexican Peso	MSCO	Buy	4,153,100	222,884	3/01/17	-	(23,388)
Mexican Peso	MSCO	Sell	4,153,100	222,008	3/01/17	22,512	-
Japanese Yen	JPHQ	Sell	70,000,000	627,949	3/03/17	12,984	-
Chilean Peso	DBAB	Buy	48,500,000	71,376	3/06/17	-	(152)
Japanese Yen	HSBK	Sell	33,100,000	294,746	3/06/17	3,911	-
Malaysian Ringgit	JPHQ	Buy	770,000	182,529	3/06/17	-	(12,140)
Euro	DBAB	Sell	62,000	68,728	3/07/17	2,696	-
South Korean Won	GSCO	Sell	4,520,000,000	3,864,900	3/07/17	27,067	-
Mexican Peso	CITI	Buy	3,811,400	206,692	3/10/17	-	(23,844)
Mexican Peso	CITI	Sell	3,811,400	203,323	3/10/17	20,476	-
Mexican Peso	HSBK	Buy	25,865,900	1,403,696	3/10/17	-	(162,808)
Mexican Peso	HSBK	Sell	25,865,900	1,378,045	3/10/17	137,157	-
Malaysian Ringgit	JPHQ	Buy	827,010	203,657	3/13/17	-	(20,726)
Australian Dollar	JPHQ	Buy	8,900,000	6,726,442	3/14/17	-	(172,276)
Australian Dollar	JPHQ	Sell	23,199,239	17,070,000	3/14/17	-	(14,457)
Japanese Yen	JPHQ	Sell	1,913,717,700	17,070,000	3/14/17	248,138	-
Mexican Peso	CITI	Buy	7,547,900	411,487	3/14/17	-	(49,590)
Mexican Peso	CITI	Sell	7,547,900	402,501	3/14/17	40,605	-
Japanese Yen	JPHQ	Sell	172,858,450	1,694,890	3/16/17	175,284	-
Mexican Peso	CITI	Buy	7,049,200	381,926	3/17/17	-	(44,085)
Mexican Peso	CITI	Sell	7,049,200	375,797	3/17/17	37,956	-
Malaysian Ringgit	DBAB	Buy	1,425,198	350,904	3/20/17	-	(35,785)
South Korean Won	CITI	Sell	4,888,000,000	4,462,093	3/20/17	311,429	-
Japanese Yen	BZWS	Sell	18,748,705	184,317	3/21/17	19,454	-
Japanese Yen	CITI	Sell	16,634,000	164,701	3/23/17	18,419	-
Japanese Yen	MSCO	Sell	23,490,000	232,625	3/23/17	26,050	-
Japanese Yen	BZWS	Sell	13,651,450	135,176	3/24/17	15,116	-
Japanese Yen	JPHQ	Sell	18,778,488	170,596	3/24/17	5,446	-
Malaysian Ringgit	HSBK	Buy	433,400	104,158	3/28/17	-	(8,375)
Mexican Peso	CITI	Buy	9,393,800	525,233	3/28/17	-	(75,728)
Mexican Peso	CITI	Sell	9,393,800	500,269	3/28/17	50,763	-
Japanese Yen	JPHQ	Sell	4,170,000	37,233	3/31/17	547	-
Malaysian Ringgit	HSBK	Buy	5,070,000	1,254,795	3/31/17	-	(134,500)
Mexican Peso	CITI	Buy	10,434,000	576,416	3/31/17	-	(77,348)

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

Mexican Peso	CITI	Sell	10,434,000	555,502		3/31/17	56,434	-
Malaysian Ringgit	HSBK	Buy	2,920,700	704,887		4/07/17	-	(59,774)
Australian Dollar	CITI	Sell	17,916,470	13,580,845		4/11/17	395,023	-
Malaysian Ringgit	JPHQ	Buy	612,000	156,318		4/11/17	-	(21,173)
Japanese Yen	CITI	Sell	20,800,000	195,489		4/13/17	12,373	-
Indonesian Rupiah	JPHQ	Buy	104,632,000,000	9,782,295	AUD	4/21/17	277,451	-
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,923,563	EUR	4/21/17	-	(137,194)
Japanese Yen	BZWS	Sell	20,800,000	201,720		4/24/17	18,501	-
South Korean Won	HSBK	Buy	4,808,000,000	4,304,626		4/25/17	-	(220,881)
South Korean Won	HSBK	Sell	4,808,000,000	4,218,099		4/25/17	134,354	-
South Korean Won	HSBK	Sell	1,340,000,000	1,169,335		4/26/17	31,179	-
South Korean Won	HSBK	Sell	1,615,000,000	1,410,296		5/02/17	38,506	-
Mexican Peso	CITI	Buy	42,756,760	1,971,691	EUR	5/03/17	-	(70,372)
Japanese Yen	BOFA	Sell	15,120,000	147,653		5/08/17	14,372	-
Japanese Yen	BZWS	Sell	15,100,000	147,451		5/08/17	14,346	-
Japanese Yen	GSCO	Sell	57,105,000	551,180		5/15/17	47,626	-
Japanese Yen	HSBK	Sell	15,273,000	147,437		5/15/17	12,759	-
Japanese Yen	SCNY	Sell	42,686,000	413,907		5/15/17	37,500	-
South Korean Won	CITI	Sell	4,902,000,000	4,278,607		5/15/17	114,448	-
South Korean Won	DBAB	Sell	26,816,400,000	23,308,475		5/15/17	528,437	-
Japanese Yen	CITI	Sell	2,880,000,000	26,820,637		5/16/17	1,423,413	-
Japanese Yen	MSCO	Sell	6,000,000	55,808		5/16/17	2,897	-
Japanese Yen	SCNY	Sell	34,402,400	320,440		5/16/17	17,063	-
South Korean Won	CITI	Sell	2,648,000,000	2,303,009		5/16/17	53,566	-
Japanese Yen	CITI	Sell	62,536,000	577,353		5/18/17	25,824	-
South Korean Won	HSBK	Sell	3,501,000,000	2,991,541		5/18/17	17,444	-
Malaysian Ringgit	DBAB	Buy	498,560	122,511		5/19/17	-	(12,657)
Japanese Yen	JPHQ	Sell	21,372,000	198,420		5/22/17	9,893	-
Malaysian Ringgit	HSBK	Buy	17,700	4,283		5/23/17	-	(383)
Mexican Peso	DBAB	Buy	14,550,000	757,024		5/23/17	-	(66,279)
Mexican Peso	DBAB	Sell	14,550,000	771,474		5/23/17	80,729	-
Japanese Yen	BOFA	Sell	23,333,000	212,172		5/25/17	6,316	-
Japanese Yen	HSBK	Sell	6,209,000	56,646		5/25/17	1,867	-
Mexican Peso	HSBK	Buy	8,043,980	420,886		5/26/17	-	(39,168)
Mexican Peso	HSBK	Sell	8,043,980	425,495		5/26/17	43,777	-
South Korean Won	HSBK	Sell	4,362,000,000	3,732,991		6/02/17	26,942	-
Japanese Yen	CITI	Sell	9,278,000	88,990		6/16/17	7,034	-
Japanese Yen	BZWS	Sell	63,037,000	625,082		6/30/17	67,816	-
Malaysian Ringgit	JPHQ	Buy	230,000	56,972		7/17/17	-	(6,478)
Philippine Peso	DBAB	Buy	90,804,000	1,910,818		7/20/17	-	(123,629)
Japanese Yen	BZWS	Sell	37,960,000	365,476		7/31/17	29,310	-
Japanese Yen	DBAB	Sell	31,548,058	303,890		7/31/17	24,507	-
Japanese Yen	DBAB	Sell	16,770,000	169,806		8/18/17	21,143	-
Japanese Yen	HSBK	Sell	34,880,000	353,753		8/22/17	44,478	-
Japanese Yen	JPHQ	Sell	22,704,000	230,279		8/22/17	28,966	-
Japanese Yen	BZWS	Sell	7,521,000	76,145		8/24/17	9,451	-
Japanese Yen	DBAB	Sell	7,432,000	75,354		8/24/17	9,448	-
Japanese Yen	JPHQ	Sell	47,094,000	476,696		8/28/17	58,980	-
Japanese Yen	DBAB	Sell	17,053,000	173,054		8/30/17	21,780	-

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited) (continued)

Japanese Yen	JPHQ	Sell	22,517,000	228,043		8/30/17	28,299	-
Japanese Yen	HSBK	Sell	27,402,000	272,115		9/01/17	29,009	-
Japanese Yen	CITI	Sell	18,818,061	186,147		9/19/17	19,027	-
Japanese Yen	CITI	Sell	34,542,911	336,590		11/09/17	28,937	-
Japanese Yen	CITI	Sell	87,219,000	850,270		11/14/17	73,243	-
Japanese Yen	JPHQ	Sell	33,933,000	331,372		11/14/17	29,066	-
Japanese Yen	CITI	Sell	42,685,000	402,989		11/16/17	22,669	-
Japanese Yen	DBAB	Sell	23,793,000	221,797		11/21/17	9,743	-
Mexican Peso	CITI	Buy	360,062,136	15,544,790	EUR	11/24/17	-	(162,849)
Japanese Yen	SCNY	Sell	23,295,000	213,823		11/27/17	6,138	-
Total Forward Exchange Contracts							$14,124,463	$(3,698,847)
Net unrealized appreciation (depreciation)							$10,425,616

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	$15,050,000	1/23/25	$77,055	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	$8,880,000	1/27/25	43,895.00	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	$2,220,000	1/29/25	17,381.00	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	$1,880,000	1/30/25	14,322.00	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	$2,960,000	2/03/25	52,222.00	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.449%	LCH	$4,540,000	7/02/25	-	(151,713.00)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.310%	LCH	$18,210,000	7/29/25	-	(373,824.00)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%	LCH	$5,970,000	7/29/45	-	(384,078.00)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.378%	LCH	$21,600,000	11/18/46	565,069.00	-
Total Interest Rate Swap Contracts				$769,944	$(909,615)
Net unrealized appreciation (depreciation)					$(139,671)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	- Citigroup, Inc.
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JP Morgan Chase & Co.
LCH	-	LCH Clearnet LLC
MSCO	- Morgan Stanley

Templeton Income Trust

Statement of Investments, November 30, 2016 (unaudited)

SCNY UBSW	- Standard Charted Bank - UBS AG

Currency

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
COP	- Colombian Peso
EUR	- Euro
IDR	- Indonesian Rupiah
INR	- Indian Rupee
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
ZAR	-	South African Rand

Selected Portfolio

BBA	-	British Bankers Association
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
LIBOR	-	London InterBank Offered Rate
VRI	-	Value Recovery Instrument

Templeton Income Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

As approved by the Trust’s Board of Trustees (the Board), at a meeting held on July 13, 2016, the Funds’ fiscal year-end will be changed to December 31st. This will result in the Funds having a fiscal year that is shorter than a full calendar year for the period ended December 31, 2016.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Board, the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds' NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At November 30, 2016, the Funds received U.S. Government and Agency securities, United Kingdom Treasury Bonds and Notes and U.S. Treasury Notes as collateral for derivatives, as follows:

Templeton Global Bond Fund	$256,017,933
Templeton International Bond Fund	$393,239

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk.
Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following funds have invested in derivatives during the period.

Templeton Emerging Markets Bond Fund – Forwards, swaps and VRI
Templeton Global Bond Fund – Forwards, swaps and VRI
Templeton Global Total Return Fund – Forwards, swaps and VRI
Templeton International Bond Fund – Forwards, swaps and VRI

4. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton
	Emerging	Templeton	Templeton	Templeton
	Markets	Global Bond	Global Total	International
	Bond Fund	Fund	Return Fund	Bond Fund

Cost of investments	$15,310,307	$40,391,143,812	$5,132,778,927	$329,426,935

Unrealized appreciation	$386,809	$821,841,821	$167,877,705	$1,713,381
Unrealized depreciation	(1,425,901)	(3,204,979,614)	(587,234,082)	(24,127,973)
Net unrealized appreciation (depreciation)	$(1,039,092)	$(2,383,137,793)	$(419,356,377)	$(22,414,592)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At November 30, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Warrants	Issuer	Date	Cost	Value
Templeton Emerging Markets Bond Fund
84	[a] Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$1	$-
1,503,436	[a] Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	15,929	-
121,748	[a] Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	1,290	-
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	600,000	593,326
	Total Restricted Securities (Value is 4.0% of Net Assets)		$617,220	$593,326

Templeton Global Total Return Fund
22,026	[b] Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$234	$-
394,125,656	[b] Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	4,175,958	-
31,916,299	[b] Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	338,169	-
	Total Restricted Securities (Value is 0.0%[c] of Net Assets)		$4,514,361	$-

aThe Fund also invests in unrestricted securities of the issuer, valued at $82,343 as of November 30, 2016.
bThe Fund also invests in unrestricted securities of the issuer, valued at $18,143,594 as of November 30, 2016.
cRounds to less than 0.1% of net assets.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the year ended November 30, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income Gain (Loss)		Period
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	2,598,047	1,202,521	(2,381,251)	1,419,317	$1,419,317	$ -	$-	0.0%

Templeton Global Bond Fund
Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	6,437,468,884	5,071,767,102	(5,219,350,986)	6,289,885,000	$6,289,885,000	$ -	$-	41.2%

Templeton Global Total Return Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	369,099,717	690,269,123	(607,765,417)	451,603,423	$451,603,423	$ -	$-	3.0%

Templeton International Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	63,732,803	69,651,378	(92,234,073)	41,150,108	$41,150,108	$ -	$-	0.3%

[a]Rounds to less than 0.1%.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$-	$-	$-	b $	-
Foreign Government and Agency Securities	-	11,834,202	-		11,834,202
Quasi-Sovereign and Corporate Bonds	-	234,031	593,326		827,357
Short Term Investments	1,419,317	190,339	-		1,609,656
Total Investments in Securities	$1,419,317	$12,258,572	$593,326		$14,271,215

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$213,755	$-		$213,755
Sw ap Contracts	-	13,123	-		13,123
Total Other Financial Instruments	$-	$226,878	$-		$226,878

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$328,886	$-		$328,886
Sw ap Contracts	-	214,510	-		214,510
Total Other Financial Instruments	$-	$543,396	$-		$543,396

Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$29,593,099,803	$-		$29,593,099,803
Quasi-Sovereign and Corporate Bonds	-	486,155,822	-		486,155,822
Short Term Investments	6,289,885,000	1,638,865,394	-		7,928,750,394
Total Investments in Securities	$6,289,885,000	$31,718,121,019	$-		$38,008,006,019

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$1,765,663,047	$-		$1,765,663,047
Sw ap Contracts	-	61,409,355	-		61,409,355
Total Other Financial Instruments	$-	$1,827,072,402	$-		$1,827,072,402

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$389,089,276	$-		$389,089,276
Sw ap Contracts	-	121,567,825	-		121,567,825
Total Other Financial Instruments	$-	$510,657,101	$-		$510,657,101

Templeton Global Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$-	$-	$-	b $	-
United States	-	-	575,404		575,404
Convertible Bonds	-	54,331,275	-		54,331,275
Senior Floating Rate Interests	-	186,986	-		186,986
Foreign Government and Agency Securities	-	3,993,466,281	-		3,993,466,281
Quasi-Sovereign and Corporate Bonds	-	24,276,091	-		24,276,091
Escrow and Litigation Trusts	-	-	-	b	-
Short Term Investments	451,603,423	188,983,090	-		640,586,513
Total Investments in Securities	$451,603,423	$4,261,243,723	$575,404		$4,713,422,550

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$207,524,659	$-		$207,524,659
Sw ap Contracts	-	12,492,090	-		12,492,090
Total Other Financial Instruments	$-	$220,016,749	$-		$220,016,749

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$82,373,106	$-		$82,373,106
Sw ap Contracts	-	29,796,949	-		29,796,949
Total Other Financial Instruments	$-	$112,170,055	$-		$112,170,055

Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$257,700,702	$-		$257,700,702
Short Term Investments	41,150,108	8,161,533	-		49,311,641
Total Investments in Securities	$41,150,108	$265,862,235	$-		$307,012,343

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$14,124,463	$-		$14,124,463
Sw ap Contracts	-	769,944	-		769,944
Total Other Financial Instruments	$-	$14,894,407	$-		$14,894,407

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$3,698,847	$-		$3,698,847
Sw ap Contracts	-	909,615	-		909,615
Total Other Financial Instruments	$-	$4,608,462	$-		$4,608,462

[a]Includes common and convertible preferred stocks as w ell as other equity investments.
[b]Includes securities determined to have no value at November 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets and liabilities for the three months ended November 30, 2016, is as follows:

Net Change in
Unrealized
	Balance at					Net Unrealized		Appreciation
	Beginning of	Purchases Transfers Into		Cost Basis	Net Realized Gain	Appreciation	Balance at End of	(Depreciation) on
	Period	(Sales) (Out of) Level 3		Adjustments	(Loss)	(Depreciation)	Period	Assets Held at Period
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate
Bonds	$637,031	$ - $	-	$-	$-	$(43,705)	$593,326	$(43,705)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2016, are as follows:

					Impact to Fair
	Fair Value at End				Value if Input
Description	of Period	Valuation Technique	Unobservable Input	Amount	Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Discounted Cash Flow
Quasi-Sovereign and Corporate Bonds	$593,326	Model	Discount rate[b]	8.2%	Decrease[c]

aRepresents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Notes to Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date February 27, 2017

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date February 27, 2017